UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2018

Date of reporting period:  May 31, 2018

Item 1. Schedule of Investments.
PMC Core Fixed Income Fund
Schedule of Investments
May 31, 2018 (Unaudited)

	Principal
	Amount	Value
ASSET-BACKED SECURITIES - 9.98%
Ally Auto Receivables Trust
2017-3, 1.530%, 03/16/2020	$214,403	$213,779
Ameriquest Mortgage Securities, Inc.
2003-10, 2.720% (1 Month LIBOR USD + 0.760%), 12/25/2033 (c)	103,486	103,167
Asset Backed Funding Certificates
2004-OPT3, 2.740% (1 Month LIBOR USD + 0.780%), 11/25/2033 (c)	371,414	369,147
CAL Funding III Ltd.
2017-1A, 3.620%, 06/25/2042 (b)	883,808	876,967
Capital One Multi-Asset Execution Trust
2014-4A, 2.279% (1 Month LIBOR USD + 0.360%), 06/15/2022 (a)	2,560,000	2,567,371
CarFinance Capital Auto Trust
2015-1A, 1.750%, 06/15/2021 (b)	10,078	10,060
Carlyle Global Market Strategies
2017-1A, 3.659% (3 Month LIBOR USD + 1.300%), 04/20/2031 (a)(b)	1,375,000	1,379,426
Carrington Mortgage Loan Trust
2006-RFC1, 2.110% (1 Month LIBOR USD + 0.150%), 05/25/2036 (c)	29,469	29,519
Cedar Funding VI CLO Ltd.
2016-6A, 3.829% (3 Month LIBOR USD + 1.470%), 10/20/2028 (a)(b)	1,480,000	1,484,618
Centex Home Equity Loan Trust
2005-D M3, 2.440% (1 Month LIBOR USD + 0.480%), 10/25/2035 (c)	435,000	437,346
2005-D M4, 2.570% (1 Month LIBOR USD + 0.610%), 10/25/2035 (c)	390,000	390,374
Chase Issuance Trust
2016-2A, 1.370%, 06/15/2021	1,450,000	1,432,452
2012-4A, 1.580%, 08/16/2021	1,790,000	1,768,081
Citibank Credit Card Issuance Trust
2016-A1, 1.750%, 11/19/2021	2,470,000	2,434,926
2018-A1, 2.490%, 01/20/2023	1,790,000	1,773,096
Citigroup Mortgage Loan Trust, Inc.
2006-WFHE4, 2.240% (1 Month LIBOR USD + 0.280%), 11/25/2036 (c)	227,000	224,856
CLI Funding LLC
2013-1A, 2.830%, 03/20/2028 (b)	95,067	93,500
2013-2A, 3.220%, 06/18/2028 (b)	59,117	58,498
CWABS, Inc.
2004-5, 2.460% (1 Month LIBOR USD + 0.500%), 10/25/2034 (c)	379,085	375,823
Dewolf Park Clo Ltd.
2017-1A, 3.558% (3 Month LIBOR USD + 1.210%), 10/15/2030 (a)(b)	1,700,000	1,705,906
Discover Card Execution Note Trust
2013-A6, 2.369% (1 Month LIBOR USD + 0.450%), 04/15/2021 (a)	1,000,000	1,001,540
ECAF I Ltd.
2015-1A, 3.473%, 06/15/2040 (b)	350,111	347,575
EquiFirst Mortgage Loan Trust
2003-2, 3.059% (1 Month LIBOR USD + 1.125%), 09/25/2033 (c)	340,207	340,802
Flagship Credit Auto Trust
2015-2, 1.980%, 10/15/2020 (b)	51,071	51,006
Goldentree Loan Management US Clo 2 Ltd.
2017-2A, 3.509% (3 Month LIBOR USD + 1.150%), 11/28/2030 (a)(b)	1,525,000	1,527,164
GSAMP Trust
2002-HE2, 6.448% (1 Month LIBOR USD + 4.500%), 10/20/2032 (c)	221,825	223,620
Home Equity Mortgage Trust
2004-5, 3.560% (1 Month LIBOR USD + 1.600%), 02/25/2035 (c)	38,384	38,393
JP Morgan Mortgage Acquisition Trust
2007-CH1, 2.240% (1 Month LIBOR USD + 0.280%), 11/25/2036 (c)	310,000	309,022
Madison Park Funding XVIII Ltd.
2015-18, 3.552% (3 Month LIBOR USD + 1.190%), 10/21/2030 (a)(b)	2,000,000	2,005,668
Madison Park Funding XXVI Ltd.
2007-26, 3.559% (3 Month LIBOR USD + 1.200%), 07/29/2030 (a)(b)	1,355,000	1,363,404
Morgan Stanley ABS Capital I, Inc. Trust
2003-HE1, 3.160% (1 Month LIBOR USD + 1.200%), 05/25/2033 (c)	185,194	184,110
2005-HE3, 2.935% (1 Month LIBOR USD + 0.975%), 07/25/2035 (c)	392,010	396,139
Navient Student Loan Trust
2016-6A, 2.440% (1 Month LIBOR USD + 0.480%), 03/25/2066 (a)(b)	132,777	133,031
2017-3A, 2.260% (1 Month LIBOR USD + 0.300%), 07/26/2066 (a)(b)	269,465	269,750
2017-1A, 2.360% (1 Month LIBOR USD + 0.400%), 07/26/2066 (a)(b)	110,568	110,632
Octagon Investment Partners 30 Ltd.
2017-1A, 3.679% (3 Month LIBOR USD + 1.320%), 03/17/2030 (a)(b)	550,000	553,998
OneMain Financial Issuance Trust
2015-2A, 2.570%, 07/18/2025 (b)	31,394	31,423
2015-1A, 3.190%, 03/18/2026 (b)	164,463	165,042
Popular ABS Mortgage Pass-Through Trust
2005-2, 2.220% (1 Month LIBOR USD + 0.260%), 04/25/2035 (c)	175,996	174,899

RAMP Trust
2005-RZ2, 2.520% (1 Month LIBOR USD + 0.560%), 05/25/2035 (c)	330,000	330,785
RASC Trust
2005-EMX2, 2.610% (1 Month LIBOR USD + 0.650%), 07/25/2035 (c)	177,357	179,567
2005-KS12, 2.420% (1 Month LIBOR USD + 0.460%), 01/25/2036 (c)	390,000	389,527
Santander Drive Auto Receivables Trust
2014-2, 2.330%, 11/15/2019	8,954	8,953
Springleaf Funding Trust
2015-AA, 3.160%, 11/15/2024 (b)	157,710	157,710
Structured Asset Investment Loan Trust
2004-8, 2.510% (1 Month LIBOR USD + 0.550%), 09/25/2034 (c)	216,516	212,312
Structured Asset Securities Corp.
2005-NC1, 2.480% (1 Month LIBOR USD + 0.520%), 02/25/2035 (c)	440,000	442,744
Structured Asset Securities Corp. Mortgage Loan Trust
2005-NC2, 2.390% (1 Month LIBOR USD + 0.430%), 05/25/2035 (c)	55,289	55,508
2006-AM1, 2.120% (1 Month LIBOR USD + 0.160%), 04/25/2036 (c)	56,733	56,673
TAL Advantage V LLC
2014-2A, 3.330%, 05/20/2039 (b)	124,667	123,901
Textainer Marine Containers V Ltd.
2017-1A, 3.720%, 05/20/2042 (b)	162,454	162,154
2017-2A, 3.520%, 06/20/2042 (b)	535,514	530,523
Towd Point Mortgage Trust
2015-6, 3.500%, 04/25/2055 (b)(d)	78,379	78,750
2016-3, 2.250%, 08/25/2055 (b)(d)	65,987	64,923
2016-2, 2.750%, 08/25/2055 (b)(d)	73,603	72,630
2017-5, 2.560% (1 Month LIBOR USD + 0.600%), 02/25/2057 (a)(b)	1,435,099	1,442,537
2017-2, 2.750%, 04/25/2057 (b)(d)	409,036	403,882
2017-3, 2.750%, 06/25/2057 (b)(d)	808,486	799,060
2017-4, 2.750%, 06/25/2057 (b)(d)	411,764	405,337
Toyota Auto Receivables Owner Trust
2017-B, 1.460%, 01/15/2020	363,921	362,720
UAL Pass Through Trust
2007-1, 6.636%, 07/02/2022	210,698	222,827
Verizon Owner Trust
2016-2A, 1.680%, 05/20/2021 (b)	510,000	505,079
Voya CLO Ltd.
2014-2A, 3.603% (3 Month LIBOR USD + 1.250%), 04/17/2030 (a)(b)	1,380,000	1,383,541
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
2004-1, 2.260% (1 Month LIBOR USD + 0.300%), 04/25/2034 (c)	234,124	230,978
Wind River CLO Ltd.
2017-2A, 3.589% (3 Month LIBOR USD + 1.230%), 07/20/2030 (a)(b)	1,440,000	1,444,320
TOTAL ASSET-BACKED SECURITIES (Cost $36,787,355)		37,023,071

CORPORATE BONDS - 22.23%
Accommodation - 0.03%
Wynn Las Vegas LLC
5.250%, 05/15/2027 (b)	117,000	112,028
Administrative and Support Services - 0.06%
Scientific Games International, Inc.
5.000%, 10/15/2025 (b)	245,000	237,037
Beverage and Tobacco Product Manufacturing - 0.32%
Anheuser-Busch InBev Finance, Inc.
4.700%, 02/01/2036	300,000	309,939
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 04/15/2058 (f)	880,000	880,002
		1,189,941
Broadcasting (except Internet) - 0.50%
Comcast Corp.
4.000%, 08/15/2047 (f)	635,000	567,081
Discovery Communications LLC
2.950%, 03/20/2023	1,220,000	1,175,846
5.200%, 09/20/2047 (f)	130,000	126,295
		1,869,222
Capital Goods - 0.59%
General Electric Co.
5.000% to 01/21/2021, then 3 Month LIBOR USD + 3.330% (a)(h)	2,229,000	2,205,038
Chemical Manufacturing - 0.29%
AbbVie, Inc.
3.200%, 11/06/2022	45,000	44,578
4.700%, 05/14/2045 (f)	510,000	516,770
Church & Dwight Co., Inc.
2.450%, 08/01/2022	500,000	484,356
Dow Chemical Co.
4.625%, 10/01/2044	40,000	40,260
		1,085,964
Clothing and Clothing Accessories Stores - 0.13%
L Brands, Inc.
5.250%, 02/01/2028 (f)	315,000	287,831
6.875%, 11/01/2035	200,000	182,750
		470,581

Computer and Electronic Product Manufacturing - 1.50%
Apple, Inc.
3.000%, 06/20/2027 (f)	1,200,000	1,151,958
4.650%, 02/23/2046	520,000	569,737
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.875%, 01/15/2027	980,000	937,298
3.500%, 01/15/2028	170,000	157,104
Dell International LLC
5.450%, 06/15/2023 (b)	1,190,000	1,251,105
6.020%, 06/15/2026 (b)	480,000	507,339
Microchip Technology, Inc.
4.333%, 06/01/2023 (b)	690,000	695,335
QUALCOMM, Inc.
2.600%, 01/30/2023	320,000	306,396
		5,576,272
Credit Intermediation and Related Activities - 4.61%
Bank of America Corp.
2.815% (3 Month LIBOR USD + 0.790%), 03/05/2024 (a)	1,316,000	1,314,942
3.950%, 04/21/2025	585,000	576,018
3.705% to 04/24/2027, then 3 Month LIBOR USD + 1.512%, 04/24/2028 (a)	1,340,000	1,296,361
5.875% to 03/15/2028, then 3 Month LIBOR USD + 2.931% (a)(h)	815,000	806,850
3.419% to 12/20/2027, then 3 Month LIBOR USD + 1.040%, 12/20/2028 (a)	1,426,000	1,348,847
3.970% to 03/05/2028, then 3 Month LIBOR USD + 1.070%, 03/05/2029 (a)(f)	630,000	622,611
Capital One Financial Corp.
2.500%, 05/12/2020	245,000	242,098
Capital One NA
3.509% (3 Month LIBOR USD + 1.150%), 01/30/2023 (a)	500,000	506,185
Citigroup, Inc.
2.700%, 03/30/2021	775,000	762,754
4.050%, 07/30/2022	65,000	65,995
4.400%, 06/10/2025	1,395,000	1,400,158
3.200%, 10/21/2026 (f)	1,095,000	1,024,601
4.300%, 11/20/2026	890,000	881,529
3.887% to 01/10/2027, then 3 Month LIBOR USD + 1.563%, 01/10/2028 (a)	260,000	254,028
3.520% to 10/27/2027, then 3 Month LIBOR USD + 1.151%, 10/27/2028 (a)(f)	315,000	297,957
General Motors Financial Co., Inc.
3.700%, 11/24/2020	525,000	528,918
3.200%, 07/06/2021	150,000	148,713
5.750% to 09/30/2027, then 3 Month LIBOR USD + 3.598% (a)(f)(h)	490,000	478,362
HSBC Bank USA, N.A.
4.875%, 08/24/2020	480,000	497,930
JPMorgan Chase & Co.
2.700%, 05/18/2023	1,255,000	1,206,088
4.005% to 04/23/2028, then 3 Month LIBOR USD + 1.120%, 04/23/2029 (a)	860,000	852,248
3.882% to 07/24/2037, then 3 Month LIBOR USD + 1.360%, 07/24/2038 (a)(f)	440,000	412,866
3.897% to 01/23/2048, then 3 Month LIBOR USD + 1.220%, 01/23/2049 (a)	430,000	397,045
Regions Bank
2.250%, 09/14/2018	250,000	249,753
Wells Fargo & Co.
2.550%, 12/07/2020	285,000	281,171
3.069%, 01/24/2023	645,000	629,342
		17,083,370
Data Processing, Hosting and Related Services - 0.65%
Hewlett Packard Enterprise Co.
2.100%, 10/04/2019 (b)	1,075,000	1,062,849
3.600%, 10/15/2020	565,000	569,682
4.900%, 10/15/2025	745,000	768,086
		2,400,617
Food and Beverage Stores - 0.26%
Kroger Co.
2.800%, 08/01/2022	1,000,000	970,334
Food Manufacturing - 0.16%
Smithfield Foods, Inc.
2.700%, 01/31/2020 (b)	330,000	325,696
Tyson Foods, Inc.
3.550%, 06/02/2027	298,000	284,676
		610,372
Funds, Trusts, and Other Financial Vehicles - 0.02%
Sabra Health Care LP
5.375%, 06/01/2023	65,000	65,163
General Merchandise Stores - 0.00%
JC Penney Corp., Inc.
5.650%, 06/01/2020	1,000	984
Health and Personal Care Stores - 0.66%
CVS Health Corp.
4.300%, 03/25/2028 (f)	1,070,000	1,066,749
5.050%, 03/25/2048	1,355,000	1,395,031
		2,461,780

Hospitals - 0.25%
Community Health Systems, Inc.
5.125%, 08/01/2021 (f)	127,000	119,976
Encompass Health Corp.
5.750%, 09/15/2025	420,000	430,500
Tenet Healthcare Corp.
4.625%, 07/15/2024 (b)	400,000	386,000
		936,476
Insurance Carriers and Related Activities - 1.86%
American International Group, Inc.
3.300%, 03/01/2021	674,000	675,968
3.900%, 04/01/2026	646,000	632,077
AXA Equitable Holdings, Inc.
4.350%, 04/20/2028 (b)	2,705,000	2,653,712
5.000%, 04/20/2048 (b)	545,000	523,704
MetLife, Inc.
6.400%, 12/15/2036 (f)	760,000	820,420
Prudential Financial, Inc.
4.500% to 09/15/2027, then 3 Month LIBOR USD + 2.380%, 09/15/2047 (a)(f)	1,705,000	1,600,569
		6,906,450
Merchant Wholesalers, Nondurable Goods - 0.23%
Cardinal Health, Inc.
3.079%, 06/15/2024	305,000	289,670
Sherwin-Williams Co.
3.125%, 06/01/2024	596,000	574,820
		864,490
Nonstore Retailers - 0.04%
Suburban Propane Partners LP
5.750%, 03/01/2025	160,000	154,000
Oil and Gas Extraction - 0.85%
Enterprise Products Operating LLC
5.375% to 02/15/2028, then 3 Month LIBOR USD + 2.570%, 02/15/2078 (a)(f)	761,000	710,742
EQT Corp.
3.900%, 10/01/2027	1,015,000	968,175
Noble Energy, Inc.
4.150%, 12/15/2021	843,000	860,479
6.000%, 03/01/2041	40,000	46,154
5.250%, 11/15/2043	515,000	547,314
		3,132,864
Pipeline Transportation - 1.24%
Crestwood Midstream Partners LP
6.250%, 04/01/2023	220,000	224,950
Energy Transfer Partners LP
4.150%, 10/01/2020	250,000	254,082
3.600%, 02/01/2023	600,000	586,879
6.625% to 02/15/2028, then 3 Month LIBOR USD + 4.155% (a)(f)(h)	2,019,000	1,892,560
MPLX LP
4.500%, 04/15/2038	568,000	543,333
4.700%, 04/15/2048 (f)	870,000	836,063
Phillips 66 Partners LP
3.605%, 02/15/2025	95,000	92,021
Williams Partners LP
5.400%, 03/04/2044	145,000	151,979
		4,581,867
Plastics and Rubber Products Manufacturing - 0.36%
Newell Brands, Inc.
3.850%, 04/01/2023	737,000	734,825
4.200%, 04/01/2026	599,000	589,519
		1,324,344
Real Estate - 0.46%
American Tower Corp.
2.800%, 06/01/2020	670,000	663,988
Digital Realty Trust LP
3.950%, 07/01/2022	1,010,000	1,025,438
		1,689,426
Rental and Leasing Services - 0.80%
Ford Motor Credit Co. LLC
2.425%, 06/12/2020	480,000	472,593
3.157%, 08/04/2020	350,000	348,865
3.200%, 01/15/2021	710,000	706,625
3.336%, 03/18/2021	1,145,000	1,138,639
Synchrony Financial
2.700%, 02/03/2020	285,000	282,936
		2,949,658

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.02%
BAT Capital Corp.
2.764%, 08/15/2022 (b)	790,000	762,923
3.222%, 08/15/2024 (b)	615,000	586,532
4.540%, 08/15/2047 (b)(f)	1,170,000	1,116,149
Goldman Sachs Group, Inc.
2.600%, 04/23/2020	285,000	282,420
2.875%, 02/25/2021	50,000	49,477
3.850%, 01/26/2027 (f)	1,375,000	1,335,623
3.691% to 06/05/2027, then 3 Month LIBOR USD + 1.510%, 06/05/2028 (a)	590,000	562,923
3.814% to 04/23/2028, then 3 Month LIBOR USD + 1.158%, 04/23/2029 (a)	1,075,000	1,033,543
4.017% to 10/31/2037, then 3 Month LIBOR USD + 1.373%, 10/31/2038 (a)	470,000	435,682
5.150%, 05/22/2045	455,000	470,292
Morgan Stanley
2.750%, 05/19/2022	1,000,000	975,582
3.750%, 02/25/2023	1,380,000	1,386,826
3.950%, 04/23/2027 (f)	935,000	903,991
3.772% to 01/24/2028, then 3 Month LIBOR USD + 1.140%, 01/24/2029 (a)	875,000	847,180
5.450% to 07/15/2019, then 3 Month LIBOR USD + 3.610% (a)(h)	320,000	326,400
S&P Global, Inc.
3.300%, 08/14/2020	131,000	131,726
		11,207,269
Support Activities for Mining - 0.16%
Hess Corp.
4.300%, 04/01/2027	440,000	431,327
Targa Resources Partners LP
6.750%, 03/15/2024	150,000	158,253
		589,580
Telecommunications - 2.38%
AT&T, Inc.
3.400%, 05/15/2025	345,000	330,022
4.500%, 05/15/2035	535,000	508,751
5.250%, 03/01/2037	680,000	692,893
4.750%, 05/15/2046	525,000	487,413
5.450%, 03/01/2047 (f)	895,000	916,006
Charter Communications Operating LLC
4.908%, 07/23/2025	1,305,000	1,332,441
6.484%, 10/23/2045 (f)	470,000	501,761
5.375%, 05/01/2047	200,000	187,200
5.750%, 04/01/2048	580,000	570,657
Crown Castle International Corp.
3.200%, 09/01/2024 (f)	825,000	788,766
3.800%, 02/15/2028	700,000	666,656
Verizon Communications, Inc.
2.625%, 02/21/2020	466,000	464,222
3.443% (3 Month LIBOR USD + 1.100%), 05/15/2025 (a)	825,000	825,551
4.672%, 03/15/2055	596,000	540,071
		8,812,410
Transportation Equipment Manufacturing - 0.30%
General Motors Co.
3.163% (3 Month LIBOR USD + 0.800%), 08/07/2020 (a)	1,100,000	1,105,229
Utilities - 0.50%
Kinder Morgan, Inc.
5.000%, 02/15/2021 (b)	670,000	694,318
5.550%, 06/01/2045	685,000	711,206
Southern Co.
2.950%, 07/01/2023	388,000	377,518
Vistra Energy Corp.
7.625%, 11/01/2024	55,000	59,331
		1,842,373
TOTAL CORPORATE BONDS (Cost $84,216,894)		82,435,139

FOREIGN CORPORATE BONDS - 10.06%
Allergan Funding SCS
3.450%, 03/15/2022	1,211,000	1,197,121
Axtel SAB de CV
6.375%, 11/14/2024 (b)	935,000	903,444
Banco Santander SA
3.800%, 02/23/2028	585,000	537,864
Banque Federative du Credit Mutuel SA
2.700%, 07/20/2022 (b)	1,770,000	1,722,765
Barclays Bank PLC
10.180%, 06/12/2021 (b)	1,950,000	2,271,442
Barclays PLC
3.710% (3 Month LIBOR USD + 1.380%), 05/16/2024 (a)	895,000	892,785
4.375%, 01/12/2026	1,065,000	1,038,292
BNP Paribas SA
2.375%, 05/21/2020	695,000	687,454
BPCE SA
2.750%, 01/11/2023 (b)	1,365,000	1,310,017

Braskem Netherlands Finance BV
3.500%, 01/10/2023 (b)	965,000	917,040
Cenovus Energy, Inc.
4.250%, 04/15/2027 (f)	821,000	792,016
Cometa Energia SA de CV
6.375%, 04/24/2035 (b)	735,000	719,014
Credit Agricole SA/London
3.379% (3 Month LIBOR USD + 1.020%), 04/24/2023 (a)(b)	745,000	745,624
Credit Suisse Group AG
2.997% to 12/14/2022, then 3 Month LIBOR USD + 1.200%, 12/14/2023 (a)(b)	1,145,000	1,103,157
3.869% to 01/12/2028, then 3 Month LIBOR USD + 1.410%, 01/12/2029 (a)(b)(f)	250,000	235,771
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 06/09/2023 (f)	860,000	853,074
CSN Resources SA
7.625%, 02/13/2023 (b)(f)	770,000	706,475
Enbridge, Inc.
6.000% to 01/15/2027, then 3 Month LIBOR USD + 3.890% to 01/15/2047, then 3 Month LIBOR USD + 4.640%, 01/15/2077 (a)	445,000	429,425
Ensco PLC
5.750%, 10/01/2044	61,000	43,691
FLY Leasing Ltd.
6.375%, 10/15/2021	200,000	208,000
Grupo Bimbo SAB de CV
4.700%, 11/10/2047 (b)	730,000	665,775
HSBC Holdings PLC
2.650%, 01/05/2022	765,000	743,130
3.326% (3 Month LIBOR USD + 1.000%), 05/18/2024 (a)	400,000	398,853
6.000% to 05/22/2027, then 5 Year Mid Swap Rate USD + 3.746% (a)(h)	925,000	888,000
Johnson Controls International PLC
3.900%, 02/14/2026	215,000	213,063
Lloyds Banking Group PLC
3.100%, 07/06/2021	405,000	401,184
MARB BondCo PLC
6.875%, 01/19/2025 (b)	1,708,000	1,580,967
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/2019 (b)	200,000	199,438
Petrobras Global Finance BV
7.375%, 01/17/2027	810,000	824,053
5.625%, 05/20/2043	1,035,000	868,106
Petroleos Mexicanos
3.500%, 01/30/2023 (f)	945,000	888,773
6.500%, 03/13/2027	540,000	550,530
6.350%, 02/12/2048 (b)	1,680,000	1,537,200
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	835,000	885,023
3.875%, 09/12/2023	835,000	817,926
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/2021	1,175,000	1,132,066
SpareBank 1 Boligkreditt AS
1.750%, 11/15/2020 (b)	495,000	487,848
Suncor Energy, Inc.
6.500%, 06/15/2038	84,000	107,716
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/2026	525,000	425,572
UBS Group Funding Switzerland AG
2.859% to 08/15/2022, then 3 Month LIBOR USD + 0.954%, 08/15/2023 (a)(b)	500,000	480,998
4.125%, 09/24/2025 (b)	1,100,000	1,097,922
Unifin Financiera SAB de CV SOFOM ENR
7.250%, 09/27/2023 (b)	895,000	880,456
Vale Overseas Ltd.
6.250%, 08/10/2026	425,000	461,635
Vodafone Group PLC
3.308% (3 Month LIBOR USD + 0.990%), 01/16/2024 (a)	1,360,000	1,357,258
3.750%, 01/16/2024	835,000	831,655
Westpac Banking Corp.
5.000% to 09/21/2027, then 5 Year Mid Swap Rate USD + 2.888% (a)(h)	940,000	823,760
YPF SA
7.000%, 12/15/2047 (b)	520,000	434,460
TOTAL FOREIGN CORPORATE BONDS (Cost $38,265,549)		37,297,838

FOREIGN GOVERNMENT AGENCY ISSUES - 0.82%
Kreditanstalt fuer Wiederaufbau
2.375%, 12/29/2022	1,050,000	1,028,759
Province of Manitoba, Canada
9.625%, 12/01/2018	60,000	61,945
Province of New Brunswick, Canada
2.750%, 06/15/2018	1,940,000	1,940,240
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $3,047,690)		3,030,944

FOREIGN GOVERNMENT NOTES/BONDS - 5.67%
Argentine Republic Government International Bond
5.875%, 01/11/2028	320,000	280,800
6.875%, 01/11/2048	515,000	424,875
Bolivian Government International Bond
4.500%, 03/20/2028 (b)	815,000	729,425
Brazilian Government International Bond
2.625%, 01/05/2023	560,000	516,600
6.000%, 04/07/2026	490,000	512,540
5.625%, 02/21/2047	220,000	194,150
Colombia Government International Bond
4.000%, 02/26/2024	90,000	89,302
3.875%, 04/25/2027	150,000	143,438
3.875%, 04/25/2027	960,000	918,000
Costa Rica Government International Bond
4.250%, 01/26/2023	1,125,000	1,049,141
7.158%, 03/12/2045	445,000	430,849
Dominican Republic International Bond
5.875%, 04/18/2024 (b)	505,000	519,302
6.875%, 01/29/2026 (b)	410,000	435,875
6.850%, 01/27/2045 (b)	150,000	149,776
Ecuador Government International Bond
7.875%, 01/23/2028 (b)	871,000	769,746
Guatemala Government Bond
4.375%, 06/05/2027 (b)	600,000	567,000
Hungary Government International Bond
7.625%, 03/29/2041 (f)	710,000	988,659
Indonesia Government International Bond
3.700%, 01/08/2022 (b)	830,000	823,917
4.350%, 01/08/2027 (b)	150,000	149,752
Kazakhstan Government International Bond
5.125%, 07/21/2025 (b)	290,000	309,748
Mexico Government International Bond
4.150%, 03/28/2027 (f)	495,000	487,575
4.350%, 01/15/2047 (f)	625,000	547,188
Morocco Government International Bond
4.250%, 12/11/2022 (b)	475,000	477,168
5.500%, 12/11/2042 (b)	150,000	156,021
Namibia International Bonds
5.250%, 10/29/2025 (b)	260,000	247,961
Oman Government International Bond
3.875%, 03/08/2022 (b)	290,000	281,406
5.375%, 03/08/2027 (b)	150,000	145,336
6.500%, 03/08/2047 (b)	150,000	141,338
Panama Government International Bond
3.750%, 03/16/2025	290,000	287,100
3.875%, 03/17/2028	150,000	147,750
4.500%, 05/15/2047	150,000	145,875
Paraguay Government International Bond
4.700%, 03/27/2027 (b)	290,000	285,650
Qatar Government International Bond
3.250%, 06/02/2026 (b)	150,000	140,546
4.625%, 06/02/2046 (b)	150,000	142,263
Republic of South Africa Government Bond
6.500%, 02/28/2041	30,475,000(i)	1,743,994
Republic of South Africa Government International Bond
4.875%, 04/14/2026	490,000	478,301
4.850%, 09/27/2027	219,000	210,938
4.300%, 10/12/2028	150,000	137,304
5.000%, 10/12/2046	150,000	132,194
Romanian Government International Bond
6.125%, 01/22/2044 (b)	380,000	443,884
Saudi Government International Bond
2.375%, 10/26/2021 (b)	290,000	279,062
3.250%, 10/26/2026 (b)(f)	150,000	139,972
4.500%, 10/26/2046 (b)	150,000	137,991
Serbia International Bond
4.875%, 02/25/2020 (b)	705,000	714,785
Tokyo Metropolitan Government
3.250%, 06/01/2023 (b)	1,190,000	1,195,038
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026 (b)	830,000	803,025
Uruguay Government International Bond
4.375%, 10/27/2027	490,000	500,106
5.100%, 06/18/2050 (f)	490,000	486,742
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $21,999,471)		21,039,408

NON-AGENCY MORTGAGE-BACKED SECURITIES - 5.22%
Citigroup Commercial Mortgage Trust
2014-GC25, 1.027%, 10/10/2047 (d)(e)	1,539,281	80,728
2015-GC27, 1.394%, 02/10/2048 (d)(e)	1,171,069	83,202
2016-GC36, 3.616%, 02/10/2049	200,000	201,085
2017-C4 A-1, 2.121%, 10/12/2050	358,266	351,736
2017-C4 A-4, 3.471%, 10/12/2050	480,000	474,866
Cold Storage Trust
2017-ICE3, 4.019% (1 Month LIBOR USD + 2.100%), 04/15/2036 (a)(b)	575,000	582,747
COMM Mortgage Trust
2013-LC6, 0.368%, 01/10/2046 (b)(d)(e)	2,000,000	33,895
2013-CR6, 0.528%, 03/10/2046 (d)(e)	1,500,000	35,096
2014-CR16, 1.154%, 04/10/2047 (d)(e)	1,698,798	69,552
2014-LC15, 1.304%, 04/10/2047 (d)(e)	1,960,878	87,749
2014-CR17, 1.085%, 05/10/2047 (d)(e)	1,412,174	59,950
2014-UBS3, 1.290%, 06/10/2047 (d)(e)	1,130,316	54,362
2014-UBS6, 1.005%, 12/10/2047 (d)(e)	1,859,931	81,481
2015-LC21, 3.708%, 07/10/2048	100,000	101,220
2017-COR2, 2.111%, 09/10/2050	230,167	225,583
CSAIL Commercial Mortgage Trust
2015-C3, 4.107%, 08/15/2048 (d)	350,000	352,075
2016-C7, 3.502%, 11/15/2049	275,000	272,135
2015-C2, 0.830%, 06/15/2057 (d)(e)	1,676,287	70,394
Flagstar Mortgage Trust
2017-2, 3.500%, 10/25/2047 (b)(d)	2,028,942	2,018,422
FREMF Mortgage Trust
2015-K718, 3.546%, 02/25/2022 (b)(d)	580,000	577,181
GS Mortgage Securities Corp. II
2018-CHLL D, 3.569% (1 Month LIBOR USD + 1.650%), 02/15/2037 (a)(b)	202,000	202,506
2018-CHLL E, 4.269% (1 Month LIBOR USD + 2.350%), 02/15/2037 (a)(b)	469,000	470,519
GS Mortgage Securities Trust
2014-GC18, 1.109%, 01/10/2047 (d)(e)	4,754,971	200,340
2014-GC26, 1.055%, 11/10/2047 (d)(e)	2,521,076	123,081
2015-GC32, 3.764%, 07/10/2048	105,000	106,787
2015-GC34, 3.278%, 10/10/2048	131,000	130,909
Impac Secured Assets Trust
2006-2, 2.460% (1 Month LIBOR USD + 0.500%), 08/25/2036 (c)	50,000	46,706
JP Morgan Mortgage Trust
2016-3, 3.500%, 10/25/2046 (b)(d)	1,155,348	1,149,030
2017-1, 3.500%, 01/25/2047 (b)(d)	294,370	293,720
2017-2, 3.500%, 05/25/2047 (b)(d)	174,597	173,424
2017-3, 3.500%, 08/25/2047 (b)(d)	1,275,729	1,267,157
2017-4, 3.500%, 11/25/2048 (b)(d)	1,111,743	1,104,274
JP Morgan Trust
2015-3, 3.500%, 05/25/2045 (b)(d)	280,587	279,929
JPMDB Commercial Mortgage Securities Trust
2017-C7, 2.081%, 10/15/2050	364,765	357,864
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C24, 3.732%, 05/15/2048	220,000	222,927
2015-C25, 3.635%, 10/15/2048	320,000	322,929
2017-C34, 2.109%, 11/15/2052	520,370	511,838
Morgan Stanley Capital I Trust
2015-MS1, 3.779%, 05/15/2048 (d)	200,000	203,553
Morgan Stanley Mortgage Loan Trust
2004-6AR, 3.985% (1 Month LIBOR USD + 2.025%), 07/25/2034 (c)	274,741	269,880
One Market Plaza Trust
2017-1MKT, 4.142%, 02/10/2032 (b)	445,000	437,804
Sequoia Mortgage Trust
2015-2, 3.500%, 05/25/2045 (b)(d)	627,001	627,067
2015-3, 3.500%, 07/25/2045 (b)(d)	767,523	767,643
2017-2, 3.500%, 02/25/2047 (b)(d)	1,304,630	1,300,298
UBS Commercial Mortgage Trust
2017-C2, 3.487%, 08/15/2050	200,000	197,798
2017-C4 A1, 2.129%, 10/15/2050	311,307	305,667
2017-C4 A4, 3.563%, 10/15/2050	400,000	396,602
UBS-Barclays Commercial Mortgage Trust
2013-C6, 2.788%, 04/10/2046	387,310	386,103
Wells Fargo Commercial Mortgage Trust
2015-C29, 3.637%, 06/15/2048	130,000	130,957
2016-LC24, 2.942%, 10/15/2049	280,000	267,297
2016-NXS6, 2.918%, 11/15/2049	300,000	286,017
2017-C39, 3.418%, 09/15/2050	260,000	255,769
2017-C40, 2.110%, 10/15/2050	231,466	227,396
2016-LC25, 3.640%, 12/15/2059	315,000	315,892
WFRBS Commercial Mortgage Trust
2014-LC14, 1.296%, 03/15/2047 (d)(e)	1,140,281	51,834
2014-C22, 0.893%, 09/15/2057 (d)(e)	3,727,470	148,497
TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES (Cost $20,073,464)		19,353,473

AGENCY MORTGAGE-BACKED SECURITIES - 20.08%
Fannie Mae Connecticut Avenue Securities
2017-C03, 4.960% (1 Month LIBOR USD + 3.000%), 10/25/2029 (a)	300,000	320,925
2017-C04, 4.810% (1 Month LIBOR USD + 2.850%), 11/25/2029 (a)	364,000	381,344
2017-C05, 4.160% (1 Month LIBOR USD + 2.200%), 01/25/2030 (a)	480,000	488,442
2017-C06, 4.760% (1 Month LIBOR USD + 2.800%), 02/25/2030 (a)	350,000	363,297
2017-C07, 4.460% (1 Month LIBOR USD + 2.500%), 05/25/2030 (a)	1,030,000	1,053,502
2018-C01, 4.210% (1 Month LIBOR USD + 2.250%), 07/25/2030 (a)	780,000	793,600
2018-C02, 4.160% (1 Month LIBOR USD + 2.200%), 08/25/2030 (a)	650,000	654,255
Fannie Mae Pool
254832, 5.500%, 08/01/2023	58,901	63,265
254908, 5.000%, 09/01/2023	58,294	61,868
255320, 5.000%, 07/01/2024	9,557	10,143
931738, 3.500%, 08/01/2024	138,624	140,688
#TBA, 3.500%, 06/15/2026	815,000	826,397
AX5306, 3.500%, 01/01/2027	42,512	43,145
256714, 5.500%, 05/01/2027	247,430	265,805
AD0696, 5.500%, 07/01/2027	68,586	74,475
AP7517, 3.000%, 09/01/2027	65,385	65,495
257075, 5.500%, 02/01/2028	7,858	8,510
257204, 5.500%, 05/01/2028	51,943	55,827
MA0023, 5.000%, 04/01/2029	16,673	17,695
MA0096, 4.500%, 06/01/2029	9,917	10,390
AL8062, 5.500%, 06/01/2029	48,476	52,067
AS4466, 3.000%, 02/01/2030	62,702	62,652
AS4506, 3.000%, 02/01/2030	49,575	49,447
AE0205, 5.000%, 03/01/2030	18,807	19,960
890710, 3.000%, 02/01/2031	40,123	39,968
AB3000, 4.500%, 05/01/2031	23,086	24,204
BM3905, 5.000%, 08/01/2031	145,000	147,322
BM1177, 3.000%, 12/01/2031	70,208	69,978
AS9505, 3.000%, 04/01/2032	101,896	101,501
AS9520, 3.500%, 04/01/2032	204,350	207,444
MA3155, 3.000%, 10/01/2032	129,666	129,203
720679, 5.000%, 06/01/2033	18,879	20,248
725027, 5.000%, 11/01/2033	10,522	11,322
888283, 5.000%, 08/01/2034	49,354	52,943
735484, 5.000%, 05/01/2035	14,747	15,817
830722, 5.000%, 07/01/2035	34,347	36,647
735925, 5.000%, 10/01/2035	43,078	46,212
836427, 5.000%, 10/01/2035	22,541	24,169
885399, 5.500%, 06/01/2036	31,535	34,213
900527, 6.000%, 09/01/2036	3,273	3,630
915320, 6.000%, 03/01/2037	28,879	31,807
256711, 5.500%, 05/01/2037	20,751	22,505
940765, 5.500%, 06/01/2037	40,531	43,875
942051, 5.500%, 07/01/2037	52,286	56,650
952572, 5.500%, 09/01/2037	2,502	2,713
967254, 5.500%, 12/01/2037	2,034	2,187
889757, 5.000%, 02/01/2038	21,790	23,378
962343, 5.000%, 03/01/2038	22,536	23,979
929301, 5.000%, 04/01/2038	17,746	18,902
257161, 5.500%, 04/01/2038	46,460	50,135
982126, 5.000%, 05/01/2038	37,792	40,170
995681, 6.000%, 05/01/2038	5,665	6,265
889579, 6.000%, 05/01/2038	27,943	30,768
889533, 5.500%, 06/01/2038	35,682	38,559
990502, 5.500%, 09/01/2038	53,989	57,987
AB0131, 5.000%, 12/01/2038	14,361	15,385
995245, 5.000%, 01/01/2039	41,623	44,516
995906, 5.000%, 03/01/2039	15,895	16,917
BC4575, 5.500%, 04/01/2039	77,595	84,076
995838, 5.500%, 05/01/2039	106,837	115,584
AL0070, 5.000%, 07/01/2039	25,817	27,467
890326, 5.500%, 01/01/2040	104,431	113,397
932586, 4.500%, 03/01/2040	38,782	40,930
AD1656, 4.500%, 03/01/2040	53,220	56,167
190404, 4.500%, 05/01/2040	96,470	101,812
#TBA, 4.000%, 06/15/2040	3,415,000	3,491,571
AD7406, 5.000%, 07/01/2040	15,803	17,085
AD9173, 4.000%, 08/01/2040	380,704	392,211
AB1335, 4.500%, 08/01/2040	7,885	8,323
AB1389, 4.500%, 08/01/2040	86,798	91,623
AD8529, 4.500%, 08/01/2040	94,801	100,052
MA0510, 4.500%, 09/01/2040	982	1,037
AE8714, 3.500%, 11/01/2040	43,787	44,017
890310, 4.500%, 12/01/2040	19,753	20,846
AH3952, 4.000%, 01/01/2041	220,910	227,592

AL0791, 4.000%, 02/01/2041	75,906	78,250
AE0954, 4.500%, 02/01/2041	68,521	72,314
AH7196, 4.500%, 03/01/2041	651,337	687,143
AL0245, 4.000%, 04/01/2041	15,455	15,931
AL0065, 4.500%, 04/01/2041	31,160	32,887
AI1170, 5.000%, 04/01/2041	243,088	261,114
AB2817, 5.000%, 04/01/2041	15,687	16,850
AL0214, 5.000%, 04/01/2041	18,090	19,422
AI4891, 4.500%, 06/01/2041	340,716	359,656
AH7395, 4.500%, 06/01/2041	17,803	18,793
AB3194, 4.500%, 06/01/2041	31,833	33,604
#TBA, 3.500%, 06/15/2041	1,245,000	1,242,179
#TBA, 4.500%, 06/15/2041	765,000	799,037
AH1662, 4.500%, 07/01/2041	54,446	57,474
890603, 5.000%, 08/01/2041	112,277	119,441
AJ1959, 4.500%, 10/01/2041	758,337	798,837
AL1547, 4.500%, 11/01/2041	16,974	17,875
AJ9278, 3.500%, 12/01/2041	17,028	17,117
AJ6346, 3.500%, 12/01/2041	48,489	48,744
AX5302, 4.000%, 01/01/2042	35,751	36,834
AK2415, 4.000%, 02/01/2042	63,367	65,285
AK6743, 4.000%, 03/01/2042	88,994	91,688
AK6744, 4.000%, 03/01/2042	101,886	104,966
AK9393, 3.500%, 04/01/2042	34,448	34,629
AK6568, 3.500%, 04/01/2042	81,815	82,246
AO1214, 3.500%, 04/01/2042	208,415	209,500
AL4029, 4.500%, 04/01/2042	90,626	95,628
AL1886, 3.209% (12 Month LIBOR USD + 1.752%), 06/01/2042 (a)	52,701	53,325
AO9553, 4.000%, 07/01/2042	316,475	326,006
AL7306, 4.500%, 09/01/2042	47,663	50,304
AP8743, 3.500%, 10/01/2042	521,348	523,869
AP7363, 4.000%, 10/01/2042	341,033	351,214
AB7733, 3.000%, 01/01/2043	37,761	36,989
AR1977, 3.000%, 01/01/2043	61,857	60,600
AQ9330, 3.500%, 01/01/2043	67,442	67,835
AL3714, 3.500%, 01/01/2043	48,976	49,197
AL2897, 3.500%, 01/01/2043	63,765	64,053
AL5930, 4.500%, 01/01/2043	250,134	263,968
AB7965, 3.500%, 02/01/2043	37,661	37,816
AB8931, 3.000%, 04/01/2043	46,869	45,890
AB8897, 3.000%, 04/01/2043	382,371	374,412
AT1001, 3.500%, 04/01/2043	32,997	33,129
AB9046, 3.500%, 04/01/2043	97,679	98,082
AT2021, 3.500%, 04/01/2043	36,337	36,491
AT5993, 3.000%, 05/01/2043	46,605	45,635
AB9341, 3.000%, 05/01/2043	65,865	64,502
AB9260, 3.500%, 05/01/2043	109,306	109,743
AR7218, 3.000%, 06/01/2043	191,431	187,471
AT5895, 3.000%, 06/01/2043	249,150	243,958
AS0016, 3.000%, 07/01/2043	19,215	18,815
AU1628, 3.000%, 07/01/2043	3,218	3,151
AU1632, 3.000%, 07/01/2043	25,412	24,882
AS0044, 3.000%, 07/01/2043	57,282	56,090
AS0203, 3.000%, 08/01/2043	154,729	151,502
AU3735, 3.000%, 08/01/2043	98,412	96,361
AS0331, 3.000%, 08/01/2043	26,667	26,111
AS0205, 3.000%, 08/01/2043	230,839	226,024
AS0212, 3.500%, 08/01/2043	84,816	85,156
AU0949, 3.500%, 08/01/2043	68,123	68,471
AU3751, 4.000%, 08/01/2043	195,840	201,512
AU6857, 4.000%, 09/01/2043	95,186	98,101
AS0531, 4.000%, 09/01/2043	100,924	103,982
AU4658, 4.500%, 09/01/2043	32,646	34,250
MA1600, 3.500%, 10/01/2043	50,167	50,367
AS1042, 4.000%, 11/01/2043	91,517	94,175
AV0284, 4.500%, 11/01/2043	14,432	15,089
AL4450, 4.500%, 12/01/2043	42,122	44,248
AS1333, 4.500%, 12/01/2043	46,122	48,441
AS1559, 4.000%, 01/01/2044	52,563	54,063
AS2516, 4.500%, 05/01/2044	52,654	55,295
MA1926, 4.500%, 06/01/2044	41,734	43,947
AS2751, 4.500%, 06/01/2044	58,875	61,848
BM1761, 4.000%, 08/01/2044	327,365	336,859
AL6223, 4.500%, 08/01/2044	41,529	43,626
AS3467, 4.000%, 10/01/2044	59,065	60,544
AX2491, 4.000%, 10/01/2044	40,810	41,849
AL6432, 4.000%, 01/01/2045	86,223	88,406
AY4205, 3.000%, 05/01/2045	56,847	55,440

AL9578, 4.000%, 06/01/2045	283,657	292,386
AZ0862, 3.500%, 07/01/2045	175,465	175,628
AZ0814, 3.500%, 07/01/2045	90,410	90,493
BM1953, 3.500%, 08/01/2045	180,764	181,752
AZ4775, 3.500%, 10/01/2045	51,716	51,764
AS6311, 3.500%, 12/01/2045	73,965	74,033
AS6464, 3.500%, 01/01/2046	68,478	68,557
BC0835, 4.000%, 04/01/2046	390,442	399,605
BC2733, 3.000%, 05/01/2046	168,325	163,688
AS7248, 4.000%, 05/01/2046	268,564	274,868
AS7200, 4.500%, 05/01/2046	73,008	76,551
AS7375, 3.000%, 06/01/2046	256,656	249,586
AS7388, 3.500%, 06/01/2046	170,908	171,066
AL9282, 4.000%, 06/01/2046	327,782	335,444
AS7401, 4.000%, 06/01/2046	200,322	205,022
BC7146, 3.000%, 07/01/2046	503,314	489,448
AS7492, 4.000%, 07/01/2046	180,643	185,178
BM3932, 3.500%, 10/01/2046	370,000	370,470
BE5069, 3.000%, 11/01/2046	194,329	189,520
BE2975, 4.000%, 01/01/2047	346,425	354,949
AS8659, 4.000%, 01/01/2047	219,230	224,580
AS8699, 4.000%, 01/01/2047	127,435	130,446
MA2872, 4.500%, 01/01/2047	254,286	265,938
AS8700, 4.500%, 01/01/2047	126,862	132,690
BE5475, 3.500%, 02/01/2047	187,485	187,657
AL9879, 3.500%, 02/01/2047	2,755,051	2,757,595
BD7081, 4.000%, 03/01/2047	785,586	804,226
AS8966, 4.000%, 03/01/2047	193,840	198,366
AS8982, 4.500%, 03/01/2047	61,882	64,959
MA2959, 3.500%, 04/01/2047	377,361	377,710
BD7165, 4.000%, 04/01/2047	2,499,977	2,559,590
CA0180, 3.500%, 05/01/2047	219,674	219,878
AS9536, 3.500%, 05/01/2047	249,221	249,452
BE3619, 4.000%, 05/01/2047	553,578	566,807
MA3008, 4.500%, 05/01/2047	92,575	96,865
AS9829, 3.500%, 06/01/2047	231,537	231,752
MA3027, 4.000%, 06/01/2047	2,076,323	2,125,934
AS9831, 4.000%, 06/01/2047	421,187	431,274
BE3702, 4.000%, 06/01/2047	286,344	293,030
MA3057, 3.500%, 07/01/2047	351,014	351,340
BE3767, 3.500%, 07/01/2047	238,066	238,286
CA0062, 4.000%, 07/01/2047	376,354	385,639
MA3088, 4.000%, 08/01/2047	368,230	377,087
MA3149, 4.000%, 10/01/2047	234,285	239,944
BJ0276, 4.500%, 10/01/2047	53,352	55,974
MA3210, 3.500%, 12/01/2047	286,981	287,117
BM3590, 3.500%, 03/01/2048	344,371	344,637
Federal National Mortgage Association
1.600%, 12/24/2020	210,000	204,369
Freddie Mac Gold Pool
Z6-0023, 5.500%, 12/01/2022	147,249	157,981
G1-3122, 5.000%, 04/01/2023	928	973
D9-6037, 5.000%, 05/01/2023	48,184	51,059
C9-0846, 5.500%, 08/01/2024	137,188	147,186
C9-0918, 5.000%, 09/01/2025	231,462	245,277
D9-7472, 5.500%, 12/01/2027	3,899	4,183
G1-4953, 3.500%, 01/01/2029	55,778	56,685
#TBA, 3.500%, 06/15/2029	1,125,000	1,140,557
C9-1267, 5.000%, 09/01/2029	47,373	50,297
G1-6093, 3.000%, 02/01/2032	151,146	150,493
J3-7203, 3.000%, 07/01/2032	215,009	214,082
G0-1772, 5.000%, 02/01/2035	3,080	3,298
G0-1883, 5.000%, 08/01/2035	2,489	2,666
A6-8761, 5.500%, 09/01/2037	2,526	2,710
G0-3535, 5.500%, 10/01/2037	1,143	1,240
G0-3812, 5.500%, 02/01/2038	1,593	1,730
G0-4471, 5.500%, 07/01/2038	4,289	4,654
G0-4449, 5.500%, 07/01/2038	7,674	8,294
A8-1743, 5.500%, 09/01/2038	5,862	6,290
A8-2657, 5.500%, 10/01/2038	5,990	6,427
A8-2134, 6.000%, 10/01/2038	2,981	3,286
G0-5205, 5.000%, 01/01/2039	20,796	22,270
A8-6315, 4.500%, 05/01/2039	42,362	44,643
A8-6521, 4.500%, 05/01/2039	70,174	73,932
#TBA, 4.500%, 06/15/2040	1,805,000	1,884,885
A9-3617, 4.500%, 08/01/2040	11,064	11,680
A9-3485, 5.000%, 08/01/2040	99,222	105,723
C0-3531, 4.000%, 10/01/2040	33,363	34,420

A9-6592, 4.000%, 02/01/2041	142,521	147,028
Q0-0285, 4.500%, 04/01/2041	11,794	12,450
Q0-0876, 4.500%, 05/01/2041	85,265	89,998
Q0-0950, 5.000%, 05/01/2041	14,214	15,231
#TBA, 4.000%, 06/15/2041	2,935,000	3,001,314
Q0-2173, 4.500%, 07/01/2041	50,200	52,996
Q0-3705, 4.000%, 10/01/2041	19,314	19,769
Q0-4674, 4.000%, 12/01/2041	207,188	213,767
C0-3795, 3.500%, 04/01/2042	343,882	345,947
Q0-7726, 4.000%, 04/01/2042	425,752	439,266
Q0-9004, 3.500%, 06/01/2042	36,769	36,989
#TBA, 3.500%, 06/15/2042	1,520,000	1,516,734
C0-9004, 3.500%, 07/01/2042	41,342	41,590
Q0-9896, 3.500%, 08/01/2042	51,821	52,132
Q1-1348, 3.500%, 09/01/2042	75,215	75,667
Q1-4869, 3.000%, 01/01/2043	108,203	105,964
Q1-8305, 3.500%, 05/01/2043	38,059	38,287
Q1-9475, 3.500%, 06/01/2043	84,321	84,825
G6-0030, 3.500%, 07/01/2043	181,132	182,219
Q2-0780, 3.500%, 08/01/2043	59,295	59,651
G0-8541, 3.500%, 08/01/2043	79,945	80,425
Q2-0857, 3.500%, 08/01/2043	39,580	39,817
G0-7459, 3.500%, 08/01/2043	40,927	41,172
V8-0509, 4.000%, 10/01/2043	50,062	51,490
G6-0174, 4.000%, 10/01/2043	109,969	113,457
G0-8558, 4.000%, 11/01/2043	65,393	67,212
Q2-6367, 4.000%, 05/01/2044	13,735	14,140
Q2-5885, 4.500%, 05/01/2044	49,550	51,790
Q2-6513, 4.500%, 06/01/2044	53,437	56,266
Q2-9916, 4.000%, 11/01/2044	94,464	97,021
Q4-5219, 3.500%, 01/01/2045	301,028	302,182
G0-7961, 3.500%, 03/01/2045	64,872	65,121
G0-8633, 4.000%, 03/01/2045	139,795	143,578
G0-8636, 3.500%, 04/01/2045	98,485	98,711
G0-8637, 4.000%, 04/01/2045	86,246	88,580
Q3-3869, 4.000%, 06/01/2045	33,407	34,310
G0-8658, 3.000%, 08/01/2045	124,074	120,816
G0-8659, 3.500%, 08/01/2045	269,537	270,152
Q3-5225, 3.500%, 08/01/2045	53,826	53,949
V8-1873, 4.000%, 08/01/2045	70,760	72,673
G0-8672, 4.000%, 10/01/2045	58,862	60,455
V8-1992, 4.000%, 10/01/2045	319,586	328,208
G0-8676, 3.500%, 11/01/2045	120,150	120,424
G6-0480, 4.500%, 11/01/2045	38,956	40,753
G0-8681, 3.500%, 12/01/2045	87,893	88,093
G0-8682, 4.000%, 12/01/2045	104,436	107,260
Q3-8473, 4.000%, 01/01/2046	105,071	107,914
Q3-8470, 4.000%, 01/01/2046	68,989	70,853
G0-8694, 4.000%, 02/01/2046	63,536	65,254
G0-8693, 3.500%, 03/01/2046	21,125	21,165
Q3-9434, 3.500%, 03/01/2046	18,741	18,795
G0-8699, 4.000%, 03/01/2046	165,354	169,823
G0-8706, 3.500%, 05/01/2046	103,430	103,538
Q4-0718, 3.500%, 05/01/2046	577,118	577,721
G0-8708, 4.500%, 05/01/2046	123,625	129,213
Q4-1208, 3.500%, 06/01/2046	277,002	277,235
Q4-5458, 4.000%, 08/01/2046	204,099	209,631
G6-0724, 3.000%, 10/01/2046	244,947	238,453
G0-8735, 4.500%, 10/01/2046	176,510	184,489
G0-8732, 3.000%, 11/01/2046	201,530	195,847
G0-8741, 3.000%, 01/01/2047	397,801	386,314
G0-8743, 4.000%, 01/01/2047	139,127	142,820
G0-8747, 3.000%, 02/01/2047	400,764	389,356
V8-2942, 3.000%, 02/01/2047	188,837	183,549
Q4-6279, 3.500%, 02/01/2047	206,224	206,110
Q4-6539, 4.500%, 03/01/2047	59,082	61,752
G0-8756, 3.000%, 04/01/2047	135,792	131,926
G0-8758, 4.000%, 04/01/2047	764,477	784,174
G0-8759, 4.500%, 04/01/2047	84,835	88,670
G0-8762, 4.000%, 05/01/2047	615,239	630,924
V8-3204, 4.500%, 05/01/2047	169,530	177,194
G0-8767, 4.000%, 06/01/2047	495,872	508,379
Q4-9552, 3.500%, 07/01/2047	354,581	354,256
Q4-9100, 4.000%, 07/01/2047	470,166	481,643
G0-8774, 3.500%, 08/01/2047	282,758	282,474
Q5-0035, 3.500%, 08/01/2047	286,671	286,263
G0-8775, 4.000%, 08/01/2047	654,033	669,999
Q5-0962, 3.500%, 09/01/2047	275,508	275,206

G0-8779, 3.500%, 09/01/2047	166,792	166,595
Q5-1644, 3.500%, 10/01/2047	140,911	140,731
G0-8784, 3.500%, 10/01/2047	192,276	192,030
Q5-1268, 3.500%, 10/01/2047	169,405	169,187
V8-3476, 3.500%, 11/01/2047	192,683	192,409
G0-8789, 4.000%, 11/01/2047	205,287	210,449
Q5-3535, 3.500%, 01/01/2048	343,360	342,872
G0-8801, 4.000%, 02/01/2048	318,465	326,118
Freddie Mac Structured Agency Credit Risk Debt Notes
2017-DNA2, 5.410% (1 Month LIBOR USD + 3.450%), 10/25/2029 (a)	970,000	1,063,197
2017-HQA2, 4.610% (1 Month LIBOR USD + 2.650%), 12/25/2029 (a)	500,000	517,986
2017-HQA3, 4.310% (1 Month LIBOR USD + 2.350%), 04/25/2030 (a)	700,000	715,635
2018-DNA1, 3.760% (1 Month LIBOR USD + 1.800%), 07/25/2030 (a)	570,000	566,196
2018-HQA1, 4.260% (1 Month LIBOR USD + 2.300%), 09/25/2030 (a)	970,000	977,602
Ginnie Mae II Pool
#TBA, 4.500%, 06/15/2041	720,000	749,475
#TBA, 4.000%, 06/15/2042	410,000	421,147
MA0699, 3.500%, 01/20/2043	70,458	71,476
MA0783, 3.500%, 02/20/2043	96,706	98,102
MA0934, 3.500%, 04/20/2043	71,755	72,790
MA1376, 4.000%, 10/20/2043	111,146	115,417
MA1861, 2.625% (1 Year CMT Rate + 1.500%), 04/20/2044 (a)	357,806	368,305
#TBA, 3.500%, 06/15/2045	940,000	945,765
MA2893, 4.000%, 06/20/2045	54,292	56,216
MA3035, 4.000%, 08/20/2045	32,379	33,527
MA3245, 4.000%, 11/20/2045	136,598	141,442
MA3803, 3.500%, 07/20/2046	76,128	76,710
MA4510, 3.500%, 06/20/2047	343,778	346,243
MA4586, 3.500%, 07/20/2047	468,243	471,614
MA4587, 4.000%, 07/20/2047	216,603	223,517
MA4652, 3.500%, 08/20/2047	313,660	315,926
MA4962, 3.500%, 01/20/2048	345,994	348,513
Government National Mortgage Association
2012-147, 2.597%, 04/16/2054 (d)	92,577	92,064
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost $74,886,561)		74,459,187

MUNICIPAL BONDS - 0.28%
American Municipal Power, Inc.
8.084%, 02/15/2050	20,000	32,540
New Jersey Economic Development Authority
7.425%, 02/15/2029	225,000	274,178
Philadelphia Authority for Industrial Development
3.964%, 04/15/2026	195,000	192,721
State Board of Administration Finance Corp.
2.995%, 07/01/2020	550,000	552,899
TOTAL MUNICIPAL BONDS (Cost $1,054,695)		1,052,338

U.S. GOVERNMENT AGENCY ISSUES - 0.11%
Tennessee Valley Authority
5.250%, 09/15/2039	320,000	410,883
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $399,768)		410,883

U.S. GOVERNMENT NOTES/BONDS - 27.15%
United States Treasury Inflation Indexed Bonds
2.000%, 01/15/2026	6,148,393	6,750,541
3.625%, 04/15/2028	2,229,534	2,838,860
2.500%, 01/15/2029	3,213,870	3,782,784
3.875%, 04/15/2029	850,097	1,123,325
United States Treasury Notes/Bonds
1.250%, 12/31/2018	4,120,000	4,098,998
1.250%, 01/31/2019 (f)	2,120,000	2,107,123
1.125%, 02/28/2019 (f)	3,555,000	3,526,393
0.875%, 04/15/2019 (f)	6,290,000	6,216,412
1.375%, 01/31/2021	165,000	160,230
1.375%, 04/30/2021 (f)	3,750,000	3,629,077
3.125%, 05/15/2021 (f)	4,765,000	4,845,502
2.000%, 10/31/2021	230,000	225,625
1.750%, 11/30/2021	400,000	388,852
1.875%, 01/31/2022	190,000	185,191
1.875%, 02/28/2022	340,000	331,161
1.875%, 03/31/2022 (f)	80,000	77,864
1.750%, 05/31/2022 (f)	915,000	884,887
2.000%, 11/30/2022 (f)	7,200,000	7,005,656
2.125%, 12/31/2022 (f)	775,000	757,472
2.375%, 01/31/2023 (f)	385,900	381,182
1.500%, 02/28/2023 (f)	6,708,400	6,364,332
2.625%, 02/28/2023	380,000	379,569
2.500%, 03/31/2023 (f)	11,655,000	11,570,774

1.750%, 05/15/2023	1,245,000	1,192,136
2.375%, 08/15/2024 (f)	405,000	396,504
2.000%, 02/15/2025	915,000	872,378
2.125%, 05/15/2025	465,000	446,019
2.250%, 11/15/2025 (f)	978,900	943,472
1.625%, 02/15/2026 (f)	740,000	679,846
2.000%, 11/15/2026 (f)	1,485,000	1,393,203
2.250%, 02/15/2027 (f)	700,000	668,883
2.250%, 08/15/2027 (f)	1,778,600	1,694,811
2.250%, 11/15/2027	20,000	19,035
2.750%, 02/15/2028 (f)	4,420,000	4,389,526
6.250%, 05/15/2030	910,000	1,222,901
5.375%, 02/15/2031	1,815,000	2,302,604
4.500%, 02/15/2036	700,000	858,225
5.000%, 05/15/2037	8,700	11,388
3.875%, 08/15/2040	350,000	403,382
3.125%, 08/15/2044	850,000	872,910
3.000%, 11/15/2044	480,000	482,119
2.500%, 02/15/2045 (f)	18,000	16,414
2.875%, 08/15/2045 (f)	670,000	656,888
3.000%, 11/15/2045	45,000	45,169
2.500%, 02/15/2046 (f)	513,300	466,662
2.500%, 05/15/2046 (f)	4,250,000	3,860,363
2.250%, 08/15/2046	509,200	438,131
3.000%, 02/15/2047 (f)	1,837,000	1,843,243
3.000%, 05/15/2047 (f)	440,000	441,229
2.750%, 08/15/2047	210,000	200,333
2.750%, 11/15/2047 (f)	6,510,000	6,209,548
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $101,477,493)		100,659,132

	Shares
EXCHANGE-TRADED FUNDS - 1.07%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	144,707	3,956,289
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,960,139)		3,956,289

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 23.16%
Money Market Fund - 23.16%
Mount Vernon Liquid Assets Portfolio, LLC, 2.020% (g)	85,897,904	85,897,904
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $85,897,904)		85,897,904

SHORT-TERM INVESTMENTS - 0.87%
Fidelity Institutional Government Portfolio, Class I, 1.640% (g)	3,227,873	3,227,873
TOTAL SHORT-TERM INVESTMENTS (Cost $3,227,873)		3,227,873

Total Investments (Cost $475,294,856) - 126.70%		469,843,479
Liabilities in Excess of Other Assets - (26.70)%		(99,022,446)
TOTAL NET ASSETS - 100.00%		$370,821,033

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2018.
(b)	Securities defined as Rule 144 under the Securities Act of 1933. Such securities are deemed to be liquid.
(c)	Floating rate security; the rate shown represents the rate at May 31, 2018. The coupon is based on an underlying pool of loans.
(d)	Variable rate security; the rate shown represents the rate at May 31, 2018. The coupon is based on an underlying pool of loans.
(e)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(f)	All or portion of this security is out on loan as of May 31 2018. Total value of securities out on loan is $84,274,233.
(g)	The rate shown represents the seven day yield at May 31, 2018.
(h)	Perpetual maturity. The date referenced is the next call date.
(i)	Principal amount in South African rand.
Abbreviations
#TBA	Pool number to be announced

The accompanying notes are an integral part of these schedule of investments.

PMC Core Fixed Income Fund
Schedule of Open Futures Contracts
May 31, 2018 (Unaudited)

				Value/Unrealized
	Number	Expiration	Notional	Appreciation
	of Contracts	Month	Amount	(Depreciation)
Futures Contracts Purchased
2 Year U.S. Treasury Note	72	September 2018	$14,185,241	$55,005
5 Year U.S. Treasury Note	109	September 2018	10,606,590	123,837
10 Year U.S. Treasury Note	7	September 2018	702,943	13,605
Total Futures Contracts Purchased				$192,447

Futures Contracts Sold
Euro-BOBL	(55)	June 2018	$(6,429,740)	$(136,376)
Euro-Bund	(5)	June 2018	(584,522)	(28,239)
Euro-OAT	(26)	June 2018	(3,039,514)	(131,034)
CME Ultra Long Term U.S. Treasury Bond	(8)	September 2018	(906,598)	(41,265)
Total Futures Contracts Sold				$(336,914)

The accompanying notes are an integral part of these schedule of investments.

PMC Diversified Equity Fund
Schedule of Investments
May 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.83%
Accommodation - 0.50%
China Lodging Group Ltd. - ADR	4,872	$214,417
Hilton Grand Vacations, Inc. (a)	16,200	644,112
Hilton Worldwide Holdings, Inc.	5,650	456,012
InterContinental Hotels Group PLC - ADR (c)	2,871	185,208
Melco Resorts & Entertainment Ltd. - ADR	2,807	91,677
Sands China Ltd. - ADR	1,115	66,733
Vail Resorts, Inc.	4,092	985,313
Wyndham Worldwide Corp.	10,021	1,086,676
Wynn Macau Ltd. - ADR	2,593	99,104
		3,829,252
Administration of Human Resource Programs - 0.05%
Hailiang Education Group, Inc. - ADR (a)(c)	5,229	412,882
Administrative and Support Services - 2.15%
ABM Industries, Inc. (c)	23,909	680,450
Amcor Ltd. - ADR	77,724	3,298,995
ASGN, Inc. (a)	9,670	744,590
Booking Holdings, Inc. (a)(c)	205	432,329
Broadridge Financial Solutions, Inc.	18,367	2,120,470
Criteo SA - ADR (a)	2,188	52,840
Ctrip.com International Ltd. - ADR (a)	3,324	149,879
Experian PLC - ADR	2,558	62,927
Jupai Holdings Ltd. - ADR	13,148	311,871
Kforce, Inc. (c)	23,973	806,691
ManpowerGroup, Inc.	3,870	348,300
MasterCard, Inc.	14,760	2,806,171
Paychex, Inc.	4,130	270,845
Rentokil Initial PLC - ADR (c)	6,775	157,282
Secom Co. Ltd. - ADR	10,417	192,767
ServiceMaster Global Holdings, Inc. (a)	9,922	566,943
Total System Services, Inc.	11,990	1,021,429
TransUnion	9,070	622,202
WageWorks, Inc. (a)(c)	10,027	475,781
WNS Holdings Ltd. - ADR (a)	27,495	1,406,094
Yirendai Ltd. - ADR	4,202	98,579
		16,627,435
Air Transportation - 0.66%
Air France-KLM - ADR (a)	7,697	60,883
American Airlines Group, Inc.	6,734	293,198
China Eastern Airlines Corp. Ltd. - ADR	1,840	72,312
China Southern Airlines Co. Ltd. - ADR	1,849	91,119
Delta Air Lines, Inc.	26,424	1,428,217
Deutsche Lufthansa AG - ADR	4,957	134,880
Hawaiian Holdings, Inc.	8,425	311,725
International Consolidated Airlines Group SA - ADR	3,583	64,870
Latam Airlines Group SA - ADR	7,002	84,024
Ryanair Holdings PLC - ADR (a)	1,808	209,565
Southwest Airlines Co.	39,829	2,034,466
United Continental Holdings, Inc. (a)	4,968	345,723
		5,130,982
Ambulatory Health Care Services - 0.47%
Laboratory Corp. of America Holdings (a)	9,248	1,670,096
Mazor Robotics Ltd. - ADR (a)	1,774	105,606
Quest Diagnostics, Inc. (c)	9,146	974,323
Sonic Healthcare Ltd. - ADR	16,270	287,491
Spark Therapeutics, Inc. (a)(c)	7,220	576,084
		3,613,600
Amusement, Gambling, and Recreation Industries - 0.30%
Las Vegas Sands Corp.	10,018	807,551
Paddy Power Betfair PLC - ADR	851	52,379
Six Flags Entertainment Corp. (c)	8,732	563,389
Wynn Resorts Ltd.	4,602	902,038
		2,325,357
Animal Production and Aquaculture - 0.02%
Industrias Bachoco SAB de CV - ADR	2,082	114,218
JBS SA - ADR	11,831	56,789
		171,007
Apparel Manufacturing - 0.35%
adidas AG - ADR	1,757	199,929
Burberry Group PLC - ADR	4,860	134,087
Carter's, Inc.	4,946	539,163
Cintas Corp.	3,739	681,433
Michael Kors Holdings Ltd. (a)(b)	6,927	397,541
PVH Corp.	4,650	744,000
		2,696,153

Beverage and Tobacco Product Manufacturing - 2.12%
Ambev SA - ADR	14,135	74,350
Anheuser-Busch InBev SA/NV - ADR	29,182	2,731,143
British American Tobacco PLC - ADR	57,634	2,950,861
Brown-Forman Corp.	18,575	1,050,602
Carlsberg A/S - ADR	14,005	311,891
Cia Cervecerias Unidas SA - ADR	8,172	207,242
Coca-Cola Amatil Ltd. - ADR	24,783	167,409
Coca-Cola European Partners PLC (b)	11,714	444,781
Coca-Cola Femsa SAB de CV - ADR	1,144	66,878
Diageo PLC - ADR	21,103	3,092,012
Embotelladora Andina SA - ADR	4,193	110,821
Fomento Economico Mexicano SAB de CV - ADR	4,294	357,776
Heineken NV - ADR	3,992	200,311
Japan Tobacco, Inc. - ADR	17,509	235,321
Kirin Holdings Co. Ltd. - ADR	14,310	406,833
Molson Coors Brewing Co. (c)	13,620	839,673
Monster Beverage Corp. (a)	37,094	1,897,729
PepsiCo, Inc.	8,010	803,003
Pernod-Ricard SA - ADR	6,705	225,456
Vina Concha y Toro SA - ADR	4,549	195,834
		16,369,926
Broadcasting (except Internet) - 0.62%
CBS Corp.	6,570	330,931
Comcast Corp.	27,756	865,432
Discovery, Inc. (a)	29,219	577,660
Grupo Televisa SAB - ADR	15,301	256,445
Madison Square Garden Co. (a)	3,983	1,043,705
Sirius XM Holdings, Inc. (c)	73,110	519,081
Walt Disney Co.	11,610	1,154,847
		4,748,101
Building Material and Garden Equipment and Supplies Dealers - 0.45%
Home Depot, Inc.	14,228	2,654,233
Lowe's Companies, Inc.	8,573	814,521
		3,468,754
Chemical Manufacturing - 8.85%
AbbVie, Inc.	17,620	1,743,323
Adaptimmune Therapeutics PLC - ADR (a)	12,835	169,935
Akari Therapeutics PLC - ADR (a)	8,316	15,218
Albemarle Corp. (c)	3,058	285,831
Alnylam Pharmaceuticals, Inc. (a)(c)	2,282	226,991
Amarin Corp. PLC - ADR (a)	13,722	45,420
Arkema SA - ADR	1,881	228,880
Ascendis Pharma A/S - ADR (a)	2,960	213,179
Ashland Global Holdings, Inc.	5,883	457,227
Astellas Pharma, Inc. - ADR	14,303	227,775
Avadel Pharmaceuticals PLC - ADR (a)(c)	9,765	68,160
Balchem Corp.	4,740	457,078
Bayer AG - ADR	18,386	550,477
BeiGene Ltd. - ADR (a)	478	95,657
BioLine RX Ltd. - ADR (a)	54,146	50,128
Bristol-Myers Squibb Co.	8,150	428,853
Catalent, Inc. (a)	21,025	825,442
Celanese Corp.	9,651	1,089,791
Celgene Corp. (a)	14,820	1,166,038
Clorox Co. (c)	9,227	1,114,899
Clovis Oncology, Inc. (a)(c)	12,660	594,514
Croda International PLC - ADR (c)	100,115	3,128,594
CSL Ltd. - ADR	60,026	4,214,726
Daiichi Sankyo Co. Ltd. - ADR	8,822	283,054
Dr Reddy's Laboratories Ltd. - ADR	5,018	142,963
Eastman Chemical Co.	8,292	864,939
Eisai Co. Ltd. - ADR (c)	3,095	224,140
FMC Corp.	7,848	683,482
Fresenius Medical Care AG & Co. KGaA - ADR	3,713	185,353
Genmab A/S - ADR (a)	3,225	48,988
Gilead Sciences, Inc.	12,303	829,222
Grifols SA - ADR	10,963	239,322
H Lundbeck A/S - ADR	2,119	149,729
Henkel AG & Co. KGaA - ADR	1,970	222,856
Huntsman Corp.	7,950	254,162
IDEXX Laboratories, Inc. (a)	3,315	690,216
Illumina, Inc. (a)	2,311	629,609
International Flavors & Fragrances, Inc.	2,792	340,987
Johnson & Johnson (c)	69,285	8,287,871
Kao Corp. - ADR (a)(c)	34,135	529,775
Koninklijke DSM NV - ADR	8,558	213,522
Ligand Pharmaceuticals, Inc. (a)(c)	5,745	1,104,361
Lonza Group AG - ADR	7,834	210,030
L'Oreal SA - ADR	5,813	280,419
LyondellBasell Industries NV (b)	8,675	972,640
Medicines Co. (a)(c)	20,930	708,690

Merck & Co., Inc.	29,448	1,753,039
Merck KGaA - ADR	4,589	94,029
Methanex Corp. (b)	8,991	613,186
Mylan NV (a)(b)	13,639	524,556
Novartis AG - ADR	65,856	4,907,589
Novo Nordisk A/S - ADR	10,840	515,334
Novozymes A/S - ADR	3,641	185,746
Nutrien Ltd. (b)	7,409	375,266
Otsuka Holdings Co. Ltd. - ADR	6,296	157,526
Pfizer, Inc.	171,954	6,178,306
Praxair, Inc.	5,859	915,527
Prestige Brands Holdings, Inc. (a)(c)	17,566	587,231
Puma Biotechnology, Inc. (a)(c)	6,620	350,529
Quaker Chemical Corp. (c)	5,150	787,178
Quidel Corp. (a)(c)	18,880	1,183,776
Repligen Corp. (a)(c)	20,180	881,462
Roche Holding AG - ADR (c)	167,524	4,491,318
Sealed Air Corp.	5,492	239,232
Shin-Etsu Chemical Co. Ltd. - ADR (c)	14,366	357,929
Shiseido Co. Ltd. - ADR	3,495	277,555
Sinopec Shanghai Petrochemical Co. Ltd. - ADR	2,722	201,319
Spectrum Pharmaceuticals, Inc. (a)(c)	11,145	214,987
Sysmex Corp. - ADR	623	27,845
Takeda Pharmaceutical Co. Ltd. - ADR (c)	14,534	293,587
Toray Industries, Inc. - ADR	12,131	197,796
Trinity Biotech PLC - ADR (a)	20,449	95,088
Vanda Pharmaceuticals, Inc. (a)	46,660	821,216
Vertex Pharmaceuticals, Inc. (a)	4,793	738,122
Westlake Chemical Corp. (c)	15,636	1,809,554
Yara International ASA - ADR	5,898	121,823
Zoetis, Inc.	35,909	3,005,583
		68,397,700
Clothing and Clothing Accessories Stores - 0.31%
American Eagle Outfitters, Inc. (c)	16,140	358,308
Fast Retailing Co. Ltd. - ADR (c)	5,608	244,032
Gap, Inc. (c)	16,306	456,241
Marks & Spencer Group PLC - ADR	10,377	81,408
Tiffany & Co. (c)	7,205	942,270
TJX Cos., Inc.	3,787	342,042
		2,424,301
Computer and Electronic Product Manufacturing - 10.83%
AAC Technologies Holdings, Inc. - ADR (c)	17,600	265,760
Agilent Technologies, Inc.	30,848	1,910,108
Alphabet, Inc. - Class A (a)	3,082	3,390,200
Alphabet, Inc. - Class C (a)	2,681	2,908,858
Amphenol Corp.	32,680	2,840,872
Apple, Inc.	97,479	18,215,900
ASE Industrial Holding Co. Ltd. - ADR	72,967	358,998
AU Optronics Corp. - ADR (c)	88,321	383,313
ChipMOS TECHNOLOGIES, Inc. - ADR	20,187	291,702
Cisco Systems, Inc.	54,087	2,310,056
Daqo New Energy Corp. - ADR (a)	4,803	276,941
FLIR Systems, Inc.	18,460	994,994
Fresenius SE & Co. KGaA - ADR (c)	119,800	2,302,556
Fujitsu Ltd. - ADR	4,815	147,989
Garmin Ltd. (b)(c)	12,824	770,594
Hanwha Q CELLS Co. Ltd. - ADR (a)	38,231	275,263
Harris Corp.	6,125	921,629
Hitachi Ltd. - ADR	3,816	278,644
Hoya Corp. - ADR	5,871	349,912
HP, Inc. (c)	114,966	2,532,701
Intel Corp.	76,895	4,244,604
JA Solar Holdings Co. Ltd. - ADR (a)(c)	57,163	413,860
JinkoSolar Holding Co. Ltd. - ADR (a)	12,793	225,413
Juniper Networks, Inc.	30,391	809,616
Kyocera Corp. - ADR	4,111	243,536
L3 Technologies, Inc.	4,152	823,466
Lam Research Corp. (c)	6,878	1,363,082
LG Display Co. Ltd. - ADR (c)	30,813	316,450
Logitech International SA (b)	1,642	66,747
MACOM Technology Solutions Holdings, Inc. (a)(c)	7,442	167,817
Maxim Integrated Products, Inc.	21,423	1,256,459
MaxLinear, Inc. (a)(c)	36,480	669,408
Mettler-Toledo International, Inc. (a)	3,508	1,931,996
Microchip Technology, Inc. (c)	10,267	999,800
Micron Technology, Inc. (a)	59,809	3,444,400
Motorola Solutions, Inc.	26,674	2,863,187
Murata Manufacturing Co. Ltd. - ADR	4,658	172,067
NetApp, Inc. (c)	27,676	1,890,824
NETGEAR, Inc. (a)	11,615	702,127
NTT DOCOMO, Inc. - ADR	7,631	195,735
NXP Semiconductors NV (a)(b)	8,410	958,740

Omron Corp. - ADR	3,792	198,852
ON Semiconductor Corp. (a)	41,377	1,039,804
Orbital ATK, Inc.	3,130	418,544
Panasonic Corp. - ADR	18,195	246,069
PerkinElmer, Inc. (c)	11,772	875,013
Plantronics, Inc.	9,455	688,797
Qorvo, Inc. (a)(c)	6,931	556,213
Raytheon Co.	1,546	323,887
Roper Technologies, Inc.	3,909	1,078,063
Seiko Epson Corp. - ADR	9,623	83,335
Semtech Corp. (a)	19,740	955,416
Skyworks Solutions, Inc.	11,117	1,096,247
Sonova Holding AG - ADR	7,137	249,474
Sony Corp. - ADR	86,895	4,091,886
STMicroelectronics NV (b)	2,278	54,376
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	71,306	2,759,543
TDK Corp. - ADR	1,876	171,194
Teradyne, Inc.	21,311	807,900
Tokyo Electron Ltd. - ADR	4,886	228,347
Toshiba Corp. - ADR	4,298	71,777
United Microelectronics Corp. - ADR	188,865	525,045
Varian Medical Systems, Inc. (a)	7,260	855,736
voxeljet AG - ADR (a)	12,892	49,119
Western Digital Corp.	9,211	769,211
		83,680,172
Construction of Buildings - 0.70%
ACS Actividades de Construccion y Servicios SA - ADR (a)	6,376	52,921
CK Hutchison Holdings Ltd. - ADR	27,655	311,948
Daiwa House Industry Co. Ltd. - ADR	3,924	142,539
DR Horton, Inc. (c)	17,914	756,150
Lennar Corp.	11,672	603,909
NVR, Inc. (a)	233	696,796
Persimmon PLC - ADR	1,565	119,793
PulteGroup, Inc.	32,635	987,209
Sekisui House Ltd. - ADR (c)	7,096	126,876
Sun Hung Kai Properties Ltd. - ADR	11,636	188,794
Swire Pacific Ltd. - ADR	20,259	210,592
Toll Brothers, Inc.	30,193	1,192,322
		5,389,849
Couriers and Messengers - 0.15%
FedEx Corp.	4,228	1,053,280
ZTO Express Cayman, Inc. - ADR	3,582	73,753
		1,127,033
Credit Intermediation and Related Activities - 9.48%
Ally Financial, Inc.	25,773	661,077
American Express Co.	19,479	1,914,785
Ameriprise Financial, Inc.	4,441	615,656
Banco Bilbao Vizcaya Argentaria SA - ADR	25,559	175,846
Banco Santander Chile - ADR	17,818	573,027
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand - ADR	35,650	230,656
Bank Mandiri Persero Tbk PT - ADR (c)	45,793	459,304
Bank of America Corp. (c)	121,013	3,514,218
Bank of China Ltd. - ADR (c)	58,654	766,021
Bank of New York Mellon Corp.	22,434	1,228,262
Bank Rakyat Indonesia Persero Tbk PT - ADR	54,385	590,621
BB&T Corp. (c)	19,211	1,008,578
BNP Paribas SA - ADR	96,687	3,035,005
CaixaBank SA - ADR	82,261	113,520
Capital One Financial Corp.	6,692	629,048
CenterState Bank Corp.	18,385	565,339
Citigroup, Inc.	37,071	2,472,265
Citizens Financial Group, Inc.	12,334	503,844
Commerzbank AG - ADR (a)	13,145	135,131
Credit Agricole SA - ADR	15,781	108,337
Danske Bank A/S - ADR	23,801	396,168
DBS Group Holdings Ltd. - ADR	5,479	465,058
Discover Financial Services (c)	17,054	1,259,609
DNB ASA - ADR	18,002	325,116
Erste Group Bank AG - ADR	5,995	125,475
Euronet Worldwide, Inc. (a)(c)	3,310	277,411
Fifth Third Bancorp (c)	20,373	623,006
First Bancorp	13,595	565,688
First Financial Bancorp (c)	21,328	670,766
Great Western Bancorp, Inc. (c)	22,310	972,493
Grupo Aval Acciones y Valores SA - ADR	58,988	504,937
Grupo Financiero Banorte SAB de CV - ADR	13,045	345,693
Grupo Financiero Galicia SA - ADR	5,055	213,776
Grupo Supervielle SA - ADR	11,466	196,871
H&R Block, Inc.	35,888	985,126
HDFC Bank Ltd. - ADR	9,877	1,051,110
Hope Bancorp, Inc.	41,444	745,578
Houlihan Lokey, Inc.	4,435	216,827

ICICI Bank Ltd. - ADR	52,405	439,678
Independent Bank Corp. (c)	6,790	531,997
Independent Bank Group, Inc. (c)	8,860	666,715
Industrial & Commercial Bank of China Ltd. - ADR (c)	38,261	634,176
Intesa Sanpaolo SpA - ADR	13,384	240,109
Itau CorpBanca - ADR (c)	20,577	308,655
JPMorgan Chase & Co.	77,647	8,309,004
Julius Baer Group Ltd. - ADR	25,002	291,148
KB Financial Group, Inc. - ADR	13,601	655,568
KBC Group NV - ADR	5,213	202,264
KeyCorp	46,281	899,703
Lloyds Banking Group PLC - ADR	1,356,216	4,556,885
M&T Bank Corp. (c)	3,499	602,108
Macquarie Group Ltd. - ADR	2,742	236,182
Mitsubishi Corp. - ADR	5,924	329,078
Mitsubishi UFJ Financial Group, Inc. - ADR	532,967	3,203,132
Mizuho Financial Group, Inc. - ADR (c)	106,508	373,843
Nordea Bank AB - ADR (c)	542,408	5,242,372
Old National Bancorp	39,390	707,051
PNC Financial Services Group, Inc.	8,572	1,229,311
QIWI PLC - ADR (c)	14,205	231,257
Regions Financial Corp.	82,284	1,500,860
Retrophin, Inc. (a)	28,960	811,170
Royal Bank of Scotland Group PLC - ADR (a)(c)	20,751	153,142
Sberbank of Russia PJSC - ADR (c)	55,898	802,136
Shinhan Financial Group Co. Ltd. - ADR	16,046	661,737
State Street Corp.	8,287	796,464
Sterling Bancorp (c)	34,470	846,239
Sumitomo Mitsui Financial Group, Inc. - ADR (c)	47,992	397,854
Sumitomo Mitsui Trust Holdings, Inc. - ADR	67,252	278,087
Suntrust Banks, Inc.	10,526	710,610
SVB Financial Group (a)	1,099	343,031
Svenska Handelsbanken AB - ADR (c)	39,045	212,990
Swedbank AB - ADR	10,689	222,438
Umpqua Holdings Corp.	35,165	827,784
United Bankshares, Inc. (c)	14,832	540,626
United Overseas Bank Ltd. - ADR	13,549	567,839
Wells Fargo & Co.	36,125	1,950,389
Western Union Co. (c)	53,933	1,072,727
Woori Bank - ADR	12,108	522,945
WSFS Financial Corp.	17,500	916,125
		73,266,677
Crop Production - 0.02%
Cresud SACIF y A - ADR	7,109	120,355
Data Processing, Hosting and Related Services - 0.83%
ExlService Holdings, Inc. (a)	13,740	778,921
Fiserv, Inc. (a)(c)	22,860	1,659,636
Hewlett Packard Enterprise Co.	60,804	926,653
InterXion Holding NV (a)(b)	11,615	741,734
Sify Technologies Ltd. - ADR (c)	94,001	183,302
Visa, Inc. (c)	15,970	2,087,598
		6,377,844
Educational Services - 0.10%
Bright Scholar Education Holdings Ltd. - ADR (a)	4,962	88,721
China Distance Education Holdings Ltd. - ADR	11,339	86,857
Kroton Educacional SA - ADR	39,666	109,875
New Oriental Education & Technology Group, Inc. - ADR	2,263	225,100
TAL Education Group - ADR (a)	5,584	237,096
		747,649
Electrical Equipment, Appliance, and Component Manufacturing - 1.41%
ABB Ltd. - ADR	27,442	624,031
AMETEK, Inc.	14,110	1,030,453
BYD Co. Ltd. - ADR (c)	9,027	116,719
Corning, Inc.	49,386	1,341,818
Eaton Corp. PLC (b)	22,109	1,693,107
Koninklijke Philips NV (b)(c)	7,427	305,547
Mitsubishi Electric Corp. - ADR	6,211	176,579
Nidec Corp. - ADR	7,745	298,957
Rockwell Automation, Inc.	3,602	631,827
SMC Corp. - ADR	186,208	3,535,159
Valeo SA - ADR (c)	2,029	63,782
Whirlpool Corp.	4,080	590,580
Woodward, Inc.	4,200	318,234
Yaskawa Electric Corp. - ADR	1,557	124,965
		10,851,758
Electronics and Appliance Stores - 0.08%
Best Buy Co., Inc.	8,795	600,259
Fabricated Metal Product Manufacturing - 0.90%
Assa Abloy AB - ADR (c)	317,088	3,402,354
Barnes Group, Inc.	14,675	871,989
Crown Holdings, Inc. (a)	10,460	453,336
Parker Hannifin Corp.	4,317	737,775

Pentair PLC (b)	10,455	456,256
SKF AB - ADR	6,013	117,073
Stanley Black & Decker, Inc. (c)	6,595	918,288
		6,957,071
Fishing, Hunting and Trapping - 0.02%
Marine Harvest ASA - ADR	5,603	112,172
Food and Beverage Stores - 0.47%
Carrefour SA - ADR	56,994	204,893
GrubHub, Inc. (a)(c)	14,685	1,574,379
J Sainsbury PLC - ADR	12,919	219,235
Koninklijke Ahold Delhaize NV - ADR	11,267	258,578
Kroger Co. (c)	22,865	556,305
Seven & i Holdings Co. Ltd. - ADR	15,220	335,829
Shoprite Holdings Ltd. - ADR	8,225	152,163
Tesco PLC - ADR	13,913	135,791
Wm Morrison Supermarkets PLC - ADR	13,005	212,697
		3,649,870
Food Manufacturing - 1.11%
Archer-Daniels-Midland Co.	25,714	1,124,217
Bunge Ltd. (b)	8,677	603,485
Campbell Soup Co. (c)	13,825	465,073
Chr Hansen Holding A/S - ADR	3,843	186,193
Conagra Foods, Inc.	40,166	1,488,552
Givaudan SA - ADR (c)	3,098	138,000
Ingredion, Inc.	7,705	858,260
J&J Snack Foods Corp.	5,472	774,945
JM Smucker Co. (c)	8,797	945,678
Nestle SA - ADR	10,806	817,690
Symrise AG - ADR	4,566	92,804
Tyson Foods, Inc.	10,042	677,534
Unilever NV (b)	6,694	373,324
		8,545,755
Food Services and Drinking Places - 0.51%
Bidvest Group Ltd. - ADR	2,299	75,821
Cheesecake Factory, Inc. (c)	14,060	728,449
Chuy's Holdings, Inc. (a)	16,240	478,268
Compass Group PLC - ADR	10,669	234,025
Darden Restaurants, Inc.	16,813	1,469,623
Del Frisco's Restaurant Group, Inc. (a)	16,270	215,578
Jack in the Box, Inc. (c)	8,520	687,308
Sodexo SA - ADR	4,152	80,715
		3,969,787
Funds, Trusts, and Other Financial Vehicles - 0.31%
NN Group NV - ADR	15,415	328,648
UBS Group AG (b)	136,295	2,074,410
		2,403,058
Furniture and Home Furnishings Stores - 0.02%
Ryohin Keikaku Co. Ltd. - ADR	2,829	192,372
General Merchandise Stores - 1.08%
Burlington Stores, Inc. (a)	1,780	260,325
Costco Wholesale Corp.	10,850	2,150,904
Dollar General Corp.	7,121	622,945
Five Below, Inc. (a)(c)	9,640	681,644
Kering SA - ADR (c)	4,308	263,327
Kohl's Corp.	8,356	557,763
Target Corp. (c)	10,291	750,111
Wal-Mart de Mexico SAB de CV - ADR (c)	10,431	260,879
Walmart, Inc. (c)	33,823	2,791,751
		8,339,649
Health and Personal Care Stores - 0.45%
CVS Health Corp.	17,731	1,123,968
Express Scripts Holding Co. (a)	11,870	899,865
McKesson Corp.	5,186	736,101
Rite Aid Corp. (a)(c)	217,547	348,075
Walgreens Boots Alliance, Inc.	6,320	394,305
		3,502,314
Heavy and Civil Engineering Construction - 0.26%
Atlantia SpA - ADR	2,417	35,276
Granite Construction, Inc. (c)	13,135	746,988
IRSA Inversiones y Representaciones SA - ADR	3,957	75,183
MasTec, Inc. (a)(c)	6,415	299,260
MYR Group, Inc. (a)	20,525	801,296
RWE AG - ADR	2,865	65,150
		2,023,153
Hospitals - 0.25%
Encompass Health Corp.	16,815	1,088,771
HCA Healthcare, Inc.	8,175	843,170
		1,931,941
Insurance Carriers and Related Activities - 7.33%
Aegon NV (b)(c)	39,268	243,854
Aetna, Inc.	5,864	1,032,826
Aflac, Inc.	34,966	1,575,568

Ageas - ADR (c)	5,202	265,640
AIA Group Ltd. - ADR	85,974	3,147,937
Allianz SE - ADR	35,996	744,037
Allstate Corp.	25,574	2,390,658
American Financial Group, Inc.	4,942	543,027
American International Group, Inc. (c)	17,245	910,364
Anthem, Inc.	9,076	2,009,608
Aon PLC (b)	6,662	931,814
Arthur J. Gallagher & Co.	14,882	986,378
AXA SA - ADR	162,213	4,074,790
Berkshire Hathaway, Inc. (a)	14,929	2,859,351
Centene Corp. (a)	6,427	752,987
Chubb Ltd. (b)	6,179	807,534
Cigna Corp.	10,763	1,822,929
Essent Group Ltd. (a)(b)	21,565	739,680
Everest Re Group Ltd. (b)	2,250	506,903
Fanhua, Inc. - ADR (c)	20,148	583,688
Hartford Financial Services Group, Inc.	7,082	370,601
Humana, Inc. (c)	6,142	1,787,199
Infinity Property & Casualty Corp.	4,575	662,003
ING Groep NV - ADR	171,611	2,510,669
Lincoln National Corp.	6,095	404,038
Loews Corp.	23,932	1,169,557
Marsh & McLennan Companies, Inc.	14,109	1,133,940
MGIC Investment Corp. (a)	74,235	771,302
MS&AD Insurance Group Holdings, Inc. - ADR	14,835	234,616
Ping An Insurance Group Co. of China Ltd. - ADR	29,064	571,980
Primerica, Inc.	8,090	795,652
Principal Financial Group, Inc.	20,045	1,118,511
Progressive Corp.	21,963	1,363,683
Prudential PLC - ADR (c)	49,988	2,418,419
QBE Insurance Group Ltd. - ADR	25,358	182,578
Reinsurance Group of America, Inc.	5,282	789,342
Sampo OYJ - ADR	9,257	229,018
Sanlam Ltd. - ADR	20,703	249,471
Selective Insurance Group, Inc.	12,660	719,721
Swiss Re AG - ADR	17,803	385,613
Tokio Marine Holdings, Inc. - ADR	61,186	2,921,936
Torchmark Corp.	13,434	1,139,606
Travelers Companies, Inc.	5,679	729,865
UnitedHealth Group, Inc.	17,972	4,340,417
Unum Group (a)	15,354	595,889
WellCare Health Plans, Inc. (a)	3,067	679,862
Willis Towers Watson PLC (b)	4,771	721,137
XL Group Ltd. (b)	6,622	368,051
Zurich Insurance Group AG - ADR	11,851	351,145
		56,645,394
Leather and Allied Product Manufacturing - 0.21%
Hermes International - ADR (c)	4,171	298,852
Steven Madden Ltd. (c)	25,437	1,344,345
		1,643,197
Machinery Manufacturing - 2.08%
AAON, Inc.	3,125	95,313
Alfa Laval AB - ADR	4,319	107,759
Applied Materials, Inc.	59,057	2,998,914
Atlas Copco AB - ADR	4,707	188,092
Belden, Inc. (c)	10,715	592,111
Brooks Automation, Inc. (c)	24,370	796,412
Canon, Inc. - ADR	13,496	459,404
Columbus McKinnon Corp.	20,083	832,039
Cummins, Inc.	12,478	1,776,742
Daikin Industries Ltd. - ADR	21,120	241,613
Electrolux AB - ADR	2,854	141,259
ESCO Technologies, Inc.	11,751	659,231
FANUC Corp. - ADR	14,107	298,293
FUJIFILM Holdings Corp. - ADR (c)	5,202	199,159
II-VI, Inc. (a)(c)	17,375	763,631
Ingersoll-Rand PLC (b)	17,797	1,557,949
Kadant, Inc.	9,005	878,438
Komatsu Ltd. - ADR	7,998	261,575
Kone OYJ - ADR	2,610	64,584
Makita Corp. - ADR	5,079	227,133
nVent Electric PLC (a)(b)	10,455	283,121
Olympus Corp. - ADR	5,643	199,875
Rolls-Royce Holdings PLC - ADR (c)	8,318	92,746
Scotts Miracle-Gro Co.	3,158	268,841
Sharp Corp. - ADR	12,412	81,795
Snap-on, Inc. (c)	3,202	473,320
Techtronic Industries Co. Ltd. - ADR	6,403	191,802
Toro Co. (c)	5,500	318,999
Vestas Wind Systems A/S - ADR	1,609	35,189
Weichai Power Co. Ltd. - ADR	7,070	75,472
Xylem, Inc.	12,739	896,825
16,057,636

Management of Companies and Enterprises - 0.56%
American Equity Invesment Life Holding Co. (c)	18,685	662,196
Asahi Kasei Corp. - ADR (c)	12,334	336,102
BOC Hong Kong Holdings Ltd. - ADR	3,851	385,755
Bryn Mawr Bank Corp.	7,251	340,434
City Holding Co. (c)	7,918	588,228
CoBiz Financial, Inc.	22,354	498,941
FCB Financial Holdings, Inc. (a)(c)	11,305	689,040
First Interstate BancSystem, Inc.	17,650	770,423
Park24 Co. Ltd. - ADR	2,033	55,664
		4,326,783
Materials - 0.04%
Venator Materials PLC (a)(b)	16,025	282,361
Merchant Wholesalers, Durable Goods - 1.80%
Adient PLC (b)(c)	6,542	348,296
Anixter International, Inc. (a)	8,390	513,888
Apergy Corp. (a)	7,607	328,546
Applied Industrial Technologies, Inc.	12,470	869,783
Arrow Electronics, Inc. (a)	15,078	1,117,581
Avnet, Inc. (c)	38,401	1,463,846
Cie Generale des Etablissements Michelin SCA - ADR	9,990	258,242
Continental Building Products, Inc. (a)	41,663	1,260,306
Ferguson PLC - ADR	9,334	72,852
Fortune Brands Home & Security, Inc.	7,895	443,462
Geely Automobile Holdings Ltd. - ADR (c)	3,809	216,465
Huntington Ingalls Industries, Inc.	2,470	546,043
KLA-Tencor Corp. (c)	8,949	1,013,295
Lennox International, Inc. (c)	3,891	791,079
LKQ Corp. (a)	22,643	719,368
Mitsui & Co. Ltd. - ADR	872	305,414
Mohawk Industries, Inc. (a)	4,121	840,849
Paycom Software, Inc. (a)(c)	6,940	731,962
Safran SA - ADR (c)	4,459	133,391
TE Connectivity Ltd. (b)	14,143	1,316,430
WestRock Co.	10,501	618,299
		13,909,397
Merchant Wholesalers, Nondurable Goods - 2.07%
Adamas Pharmaceuticals, Inc. (a)(c)	23,755	680,343
Brenntag AG - ADR (c)	447,739	5,142,282
Danone SA - ADR	11,297	173,465
Herbalife Nutrition Ltd. (a)(b)	17,324	879,539
Hutchison China MediTech Ltd. - ADR (a)	2,761	80,345
Illinois Tool Works, Inc.	1,530	219,861
ITOCHU Corp. - ADR	7,000	261,625
Orkla ASA - ADR	23,278	207,873
Procter & Gamble Co.	47,702	3,490,356
Suntory Beverage & Food Ltd. - ADR	10,722	236,742
Unilever PLC - ADR	84,092	4,648,606
		16,021,037
Mining (except Oil and Gas) - 1.06%
Anglo American PLC - ADR (c)	21,823	261,876
Barrick Gold Corp. (b)	23,378	308,356
BHP Billiton PLC - ADR	3,999	183,074
China Shenhua Energy Co. Ltd. - ADR	31,339	326,552
Cia de Minas Buenaventura SAA - ADR	4,584	70,914
DRDGOLD Ltd. - ADR	30,487	83,230
Fortescue Metals Group Ltd. - ADR	11,073	78,341
Freeport-McMoRan, Inc.	53,396	902,392
Glencore PLC - ADR	258,004	2,546,499
Gold Fields Ltd. - ADR	21,189	75,645
Harmony Gold Mining Co. Ltd. - ADR	54,292	92,296
Mechel PJSC - ADR (a)	16,593	57,412
MMC Norilsk Nickel PJSC - ADR (c)	9,915	176,487
Newcrest Mining Ltd. - ADR (c)	4,272	67,199
Randgold Resources Ltd. - ADR	736	58,527
Rio Tinto PLC - ADR	6,682	378,869
Sibanye Gold Ltd. - ADR (a)(c)	14,520	37,462
Southern Copper Corp. (c)	7,893	385,889
US Silica Holdings, Inc. (c)	14,765	456,681
Vale SA - ADR	38,186	519,330
Vedanta Ltd. - ADR	15,479	227,541
Worthington Industries, Inc. (c)	18,285	876,766
		8,171,338
Miscellaneous Manufacturing - 1.76%
Ansell Ltd. - ADR	992	78,832
Baxter International, Inc.	39,061	2,767,081
Cie Financiere Richemont SA - ADR	24,648	224,913
Coloplast A/S - ADR	16,181	153,153
CONMED Corp.	14,150	971,398
ConvaTec Group PLC - ADR (c)	4,299	52,577

Cooper Cos., Inc. (c)	3,498	791,632
CryoLife, Inc. (a)	34,550	951,853
Dover Corp. (c)	12,640	975,934
Essilor International Cie Generale d'Optique SA - ADR	2,164	148,396
Estee Lauder Cos., Inc.	9,602	1,434,923
Intuitive Surgical, Inc. (a)	2,952	1,356,946
Luxottica Group SpA - ADR	1,829	115,008
Merit Medical Systems, Inc. (a)(c)	19,720	1,011,636
Nintendo Co., Ltd. - ADR	4,242	216,512
NuVasive, Inc. (a)(c)	10,035	514,394
Smith & Nephew PLC - ADR	8,330	303,712
Smiths Group PLC - ADR	3,520	82,755
Textron, Inc.	8,590	571,922
Wright Medical Group NV (b)(c)	34,120	851,635
		13,575,212
Miscellaneous Store Retailers - 0.03%
Woolworths Holdings Ltd. (b)(c)	45,715	213,260
Motion Picture and Sound Recording Industries - 0.15%
Cinemark Holdings, Inc. (c)	17,736	598,945
Time Warner, Inc.	4,630	435,961
Vivendi SA - ADR	4,461	112,127
		1,147,033
Motor Vehicle and Parts Dealers - 0.11%
Malibu Boats, Inc. (a)	20,427	875,910
Nonmetallic Mineral Product Manufacturing - 0.45%
Cemex SAB de CV - ADR	73,058	435,426
Cie de Saint-Gobain - ADR (c)	4,493	44,952
CRH PLC - ADR	12,040	445,360
James Hardie Industries PLC - ADR (c)	3,357	56,230
LafargeHolcim Ltd. - ADR	161,966	1,657,721
Owens Corning	6,599	417,189
Owens-Illinois, Inc. (a)	14,310	266,166
Semen Indonesia Persero Tbk PT - ADR	10,273	124,560
		3,447,604
Nonstore Retailers - 0.74%
Amazon.com, Inc. (a)	2,970	4,839,971
ASOS PLC - ADR (a)	890	78,558
Copart, Inc. (a)(c)	14,620	801,615
		5,720,144
Oil and Gas Extraction - 2.28%
Akzo Nobel NV - ADR	4,170	122,181
Apache Corp. (c)	16,507	660,280
Cabot Oil & Gas Corp.	18,706	427,432
Carrizo Oil & Gas, Inc. (a)	37,265	941,314
CNOOC Ltd. - ADR	1,878	317,701
Concho Resources, Inc. (a)(c)	5,649	775,664
Continental Resources, Inc. (a)(c)	9,389	632,255
Devon Energy Corp.	20,178	838,799
Diamondback Energy, Inc. (c)	7,767	937,943
Ecopetrol SA - ADR	21,865	469,879
Energen Corp. (a)	5,589	379,158
EQT Corp.	10,149	523,079
LUKOIL PJSC - ADR	13,576	904,976
Minerals Technologies, Inc.	13,210	964,330
Newfield Exploration Co. (a)	12,848	375,676
Petroleo Brasileiro SA - ADR	7,606	90,207
Phillips 66	23,010	2,680,436
Repsol SA - ADR	11,319	215,627
Sasol Ltd. - ADR	9,386	341,463
TOTAL SA - ADR	71,276	4,322,890
Whiting Petroleum Corp. (a)(c)	11,873	622,383
Woodside Petroleum Ltd. - ADR	3,982	97,340
		17,641,013
Other Information Services - 1.48%
Alibaba Group Holding Ltd. - ADR (a)(c)	12,339	2,443,245
Facebook, Inc. (a)	21,740	4,169,298
j2 Global, Inc. (c)	10,535	889,575
NetEase, Inc. - ADR	2,060	470,339
Phoenix New Media Ltd. - ADR (a)	30,502	168,066
VeriSign, Inc. (a)	19,435	2,535,102
Yelp, Inc. (a)	9,675	414,574
YY, Inc. - ADR (a)	3,042	354,484
		11,444,683
Paper Manufacturing - 0.39%
Boise Cascade Co.	23,810	1,135,737
Hengan International Group Co. Ltd. - ADR	5,048	242,657
Neenah, Inc.	13,716	1,113,054
Nitto Denko Corp. - ADR	4,739	186,954
Smurfit Kappa Group PLC - ADR	2,860	117,260
Stora Enso OYJ - ADR	5,796	119,571
UPM-Kymmene OYJ - ADR	1,790	66,042
		2,981,275

Performing Arts, Spectator Sports, and Related Industries - 0.36%
Activision Blizzard, Inc.	3,720	263,785
Electronic Arts, Inc. (a)	9,930	1,299,936
Live Nation Entertainment, Inc. (a)(c)	17,030	725,989
Viacom, Inc.	17,184	465,686
		2,755,396
Personal and Laundry Services - 0.16%
Kingfisher PLC - ADR	13,259	108,525
Service Corp. International (c)	29,811	1,093,766
		1,202,291
Petroleum and Coal Products Manufacturing - 3.27%
Andeavor	14,047	2,028,808
BP PLC - ADR	14,908	683,085
Chevron Corp.	42,666	5,303,384
China Petroleum & Chemical Corp. - ADR	4,897	477,213
Eni SpA - ADR	2,871	104,677
Equinor ASA - ADR	3,743	98,254
Exxon Mobil Corp.	3,110	252,656
HollyFrontier Corp. (c)	9,326	719,781
Marathon Oil Corp.	63,579	1,362,498
Marathon Petroleum Corp.	40,735	3,219,287
Murphy Oil Corp. (c)	21,020	646,365
Norsk Hydro ASA - ADR	24,597	153,977
PBF Energy, Inc.	11,942	563,424
Royal Dutch Shell PLC - Class A - ADR	103,266	7,185,247
Royal Dutch Shell PLC - Class B - ADR (c)	9,874	714,186
Valero Energy Corp.	14,591	1,768,429
		25,281,271
Pipeline Transportation - 0.59%
ENN Energy Holdings Ltd. - ADR (c)	6,644	272,371
Snam SpA - ADR	376,963	3,053,400
South Jersey Indsustries, Inc. (c)	28,445	942,098
Transportadora de Gas del Sur SA - ADR (a)	15,198	253,351
		4,521,220
Plastics and Rubber Products Manufacturing - 0.61%
Armstrong World Industries, Inc. (a)	9,270	561,762
Avery Dennison Corp.	4,059	426,317
Berry Global Group, Inc. (a)	3,938	190,166
Bridgestone Corp. - ADR	128,553	2,565,918
Continental AG - ADR	3,541	180,131
Goodyear Tire & Rubber Co.	16,754	409,300
Newell Brands, Inc.	16,328	385,014
		4,718,608
Postal Service - 0.02%
Deutsche Post AG - ADR	3,006	114,469
Royal Mail PLC - ADR	5,103	69,579
		184,048
Primary Metal Manufacturing - 0.56%
Aluminum Corp. of China Ltd. - ADR (a)	4,202	54,752
ArcelorMittal (b)	4,870	156,814
Arconic, Inc.	10,660	188,149
Kaiser Aluminum Corp. (c)	8,635	952,095
Kubota Corp. - ADR	1,818	152,248
Nucor Corp.	5,688	365,113
POSCO - ADR	6,588	519,991
Silicon Laboratories, Inc. (a)	6,730	710,688
Steel Dynamics, Inc.	23,471	1,160,171
Usinas Siderurgicas de Minas Gerais SA - ADR	25,151	57,596
		4,317,617
Printing and Related Support Activities - 0.01%
Dai Nippon Printing Co. Ltd. - ADR	8,137	88,368
Professional, Scientific, and Technical Services - 4.16%
51job, Inc. - ADR (a)(c)	2,475	263,340
58.com, Inc. - ADR (a)	1,558	126,541
Adecco Group AG - ADR	3,576	107,298
Advanced Accelerator Applications SA - ADR (a)(c)	1,740	142,036
Amdocs Ltd. (b)	30,153	2,034,121
Amgen, Inc.	8,850	1,589,636
Atos SE - ADR	1,920	52,099
Biogen, Inc. (a)	1,580	464,457
Cadence Design System, Inc. (a)	24,930	1,058,279
CDW Corp.	16,316	1,306,096
Cellect Biotechnology Ltd. - ADR (a)	7,333	54,264
Cerner Corp. (a)(c)	10,235	610,825
Cognizant Technology Solutions Corp. - Class A	14,902	1,122,866
Convergys Corp. (c)	13,350	315,593
CyberArk Software Ltd. (a)(b)	52,813	3,213,671
eBay, Inc. (a)	43,199	1,629,466
Exact Sciences Corp. (a)(c)	17,685	1,052,965
Exelixis, Inc. (a)	11,867	246,003
F5 Networks, Inc. (a)(c)	7,650	1,324,292
Forward Pharma A/S - ADR (a)	18,725	49,809

Galapagos NV - ADR (a)	385	39,205
GEA Group AG - ADR	501	18,457
Gravity Co. Ltd. - ADR (c)	4,267	300,567
Hennes & Mauritz AB - ADR	32,714	97,324
Imperial Holdings Ltd. - ADR	9,616	156,068
Industria de Diseno Textil SA - ADR	115,518	1,833,848
Infosys Ltd. - ADR (c)	13,777	250,604
Interpublic Group of Companies, Inc. (c)	30,829	696,735
IQVIA Holdings, Inc. (a)	7,914	782,932
Jack Henry & Associates, Inc. (c)	17,207	2,151,907
Jardine Matheson Holdings Ltd. - ADR	4,009	250,542
JGC Corp. - ADR	3,409	141,542
KeyW Holding Corp. (a)(c)	20,600	194,670
Leidos Holdings, Inc.	13,547	813,633
LPL Financial Holdings, Inc. (c)	6,010	413,308
Materialise NV - ADR (a)	2,807	33,909
Naspers Ltd. - ADR	23,899	1,158,385
Natera, Inc. (a)	31,541	367,768
Navigant Consulting, Inc. (a)	23,485	572,094
Nielsen Holdings PLC (b)	12,289	370,759
Omnicom Group, Inc. (c)	13,740	990,379
Pandora A/S - ADR	1,657	32,792
SGS SA - ADR (c)	3,747	96,879
Summit Therapeutics PLC - ADR (a)	4,931	65,829
Telia Co. AB - ADR	21,858	204,154
Tetra Tech, Inc.	16,095	884,420
VMware, Inc. (a)(c)	4,180	574,666
Waters Corp. (a)	7,147	1,376,655
Wipro Ltd. - ADR (c)	67,504	310,518
Wirecard AG - ADR	2,171	167,862
Zealand Pharma A/S - ADR (a)	2,766	40,799
		32,152,867
Publishing Industries (except Internet) - 3.35%
Adobe Systems, Inc. (a)	1,070	266,730
ANSYS, Inc. (a)	7,456	1,213,837
Apptio, Inc. (a)	14,688	485,145
CA, Inc.	31,736	1,134,245
Citrix Systems, Inc.	23,276	2,458,410
Dassault Systemes SE - ADR	376	52,734
DXC Technology Co.	24,555	2,261,761
Informa PLC - ADR	1,665	35,298
Microsoft Corp.	51,622	5,102,317
MiX Telematics Ltd. - ADR	18,980	370,490
Oracle Corp.	31,382	1,466,167
Palo Alto Networks, Inc. (a)	2,450	509,821
Proofpoint, Inc. (a)(c)	11,135	1,301,570
Red Hat, Inc. (a)(c)	12,945	2,102,527
RELX NV - ADR	4,781	104,273
RELX PLC - ADR (c)	4,611	102,871
SAP SE - ADR	33,466	3,774,629
Splunk, Inc. (a)	5,933	657,436
Synopsys, Inc. (a)	20,711	1,824,018
Tableau Software, Inc. (a)	3,203	316,681
Talend SA - ADR (a)	802	45,538
Trend Micro, Inc. - ADR	2,713	153,502
Ubisoft Entertainment SA - ADR (a)	4,651	101,066
Wolters Kluwer NV - ADR	586	32,951
		25,874,017
Rail Transportation - 0.40%
East Japan Railway Co. - ADR	11,748	193,431
Kansas City Southern	5,602	600,254
Norfolk Southern Corp.	5,891	893,370
Union Pacific Corp.	8,510	1,214,888
West Japan Railway Co. - ADR (c)	2,105	151,634
		3,053,577
Real Estate - 0.08%
Daito Trust Construction Co. Ltd. - ADR	3,970	163,167
Hang Lung Properties Ltd. - ADR (c)	10,784	123,045
Jones Lang LaSalle, Inc.	1,570	257,103
Mitsubishi Estate Co. Ltd. - ADR	4,743	85,730
		629,045
Rental and Leasing Services - 0.10%
Ashtead Group PLC - ADR	1,311	165,081
Brambles Ltd. - ADR	3,926	53,197
eHi Car Services Ltd. - ADR (a)	8,246	109,260
Localiza Rent a Car SA - ADR	9,100	60,333
United Rentals, Inc. (a)	2,294	366,054
		753,925
Retailing - 0.02%
Jumei International Holding Ltd. - ADR (a)	47,742	124,129
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.52%
Affiliated Managers Group, Inc.	1,420	226,149

Allegion PLC (b)	7,871	601,581
Aramark	24,269	942,123
BB Seguridade Participacoes SA - ADR	16,646	116,356
BlackRock, Inc.	1,973	1,054,036
Cboe Global Markets, Inc.	4,683	456,873
Daiwa Securities Group, Inc. - ADR	47,490	276,154
Deutsche Boerse AG - ADR	19,745	263,102
Eaton Vance Corp.	4,580	246,404
Evercore, Inc.	8,775	916,110
Federated Investors, Inc.	8,000	194,160
First Pacific Co., Ltd. - ADR (c)	71,384	179,174
FNF Group	19,763	730,440
GDS Holdings Ltd. - ADR (a)	5,211	197,028
Goldman Sachs Group, Inc.	4,101	926,333
Hong Kong Exchanges & Clearing Ltd. - ADR	10,134	334,422
Intercontinental Exchange, Inc.	9,452	670,053
Invesco Ltd. (b)	12,027	328,578
London Stock Exchange Group PLC - ADR	12,092	180,654
Moody's Corp.	8,586	1,464,513
Morgan Stanley	19,636	984,549
MSCI, Inc.	5,292	860,320
NASDAQ, Inc.	5,203	477,948
Noah Holdings Ltd. - ADR (a)(c)	6,335	379,340
Nomura Holdings, Inc. - ADR	41,464	212,710
ORIX Corp. - ADR (c)	2,959	247,106
Q2 Holdings, Inc. (a)(c)	12,675	724,376
Raymond James Financial, Inc.	5,053	487,918
S&P Global, Inc.	9,277	1,832,207
Stifel Financial Corp. (c)	14,340	843,193
T Rowe Price Group, Inc. (c)	6,282	762,760
TD Ameritrade Holding Corp. (c)	6,587	389,950
WH Group Ltd. - ADR	8,235	169,517
Yintech Investment Holdings Ltd. - ADR (c)	34,610	310,452
Yum China Holdings, Inc. (c)	12,922	507,835
		19,494,424
Software & Services - 0.02%
Cheetah Mobile, Inc. - ADR (a)(c)	12,929	169,758
Specialty Trade Contractors - 0.08%
Quanta Services, Inc. (a)	16,091	579,437
Support Activities for Agriculture and Forestry - 0.02%
Fibria Celulose SA - ADR	9,459	174,992
Support Activities for Mining - 0.68%
ConocoPhillips (c)	20,353	1,371,589
Gazprom PJSC - ADR	105,480	478,879
Keane Group, Inc. (a)	35,445	519,269
Pioneer Energy Services Corp. (a)	92,485	508,668
RPC, Inc. (c)	21,195	348,022
South32 Ltd. - ADR	11,881	165,859
SRC Energy, Inc. (a)(c)	92,610	1,198,373
Subsea 7 SA - ADR	6,423	97,822
Superior Energy Services, Inc. (a)	33,884	370,352
YPF SA - ADR	9,888	179,566
		5,238,399
Support Activities for Transportation - 0.18%
Expeditors International of Washington, Inc.	10,146	755,674
Grupo Aeroportuario del Pacifico SAB de CV - ADR	821	69,908
Japan Airlines Co. Ltd. - ADR	12,079	234,031
XPO Logistics, Inc. (a)	3,368	354,482
		1,414,095
Telecommunications - 2.66%
America Movil SAB de CV - ADR	11,052	171,417
ATN International, Inc.	12,243	659,041
Autohome, Inc. - ADR	1,746	196,809
CenturyLink, Inc. (c)	96,598	1,760,015
China Mobile Ltd. - ADR	15,788	709,197
China Telecom Corp. Ltd. - ADR	3,031	141,002
China Unicom Hong Kong Ltd. - ADR	7,594	103,202
Chunghwa Telecom Co. Ltd. - ADR	15,863	574,717
JD.com, Inc. - ADR (a)	7,121	250,517
KDDI Corp. - ADR	32,163	433,236
Koninklijke KPN NV - ADR	37,350	99,911
KT Corp. - ADR	14,387	187,750
Mobile TeleSystems PJSC - ADR	13,189	126,351
Nippon Telegraph & Telephone Corp. - ADR	103,092	4,797,901
Singapore Telecommunications Ltd. - ADR	9,867	241,149
SK Telecom Co. Ltd. - ADR	12,603	287,600
SoftBank Group Corp. - ADR	9,681	344,160
Spark New Zealand Ltd. - ADR	7,627	97,092
Sprint Corp. (a)(c)	114,479	588,422
Swisscom AG - ADR	5,432	242,512
Telecom Argentina SA - ADR	5,198	114,512
Telecom Italia SpA/Milano - ADR	3,359	24,151

Telekomunikasi Indonesia Persero Tbk PT - ADR	8,196	202,523
Telenor ASA - ADR	11,422	235,179
Tencent Holdings Ltd. - ADR (c)	58,513	2,988,112
T-Mobile US, Inc. (a)	60,095	3,347,292
Turkcell Iletisim Hizmetleri AS - ADR	20,915	139,712
Verizon Communications, Inc.	28,618	1,364,220
Xunlei Ltd. - ADR (a)	3,317	41,031
Yahoo Japan Corp. - ADR	14,078	100,869
		20,569,602
Transportation Equipment Manufacturing - 3.02%
Allison Transmission Holdings, Inc. (c)	13,900	574,209
Astra International, Tbk PT - ADR	25,665	257,548
Boeing Co.	8,610	3,032,097
BorgWarner, Inc.	21,433	1,045,502
Brilliance China Automotive Holdings Ltd. - ADR	4,725	87,011
Brunswick Corp.	9,226	586,774
Denso Corp. - ADR	11,702	285,236
Federal Signal Corp.	30,230	722,195
Fiat Chrysler Automobiles NV (a)(b)	24,100	559,843
General Dynamics Corp.	2,447	493,584
Gentex Corp. (c)	33,690	809,570
KLX, Inc. (a)	8,365	617,588
Lear Corp.	10,803	2,138,994
Lockheed Martin Corp.	2,850	896,439
Mazda Motor Corp. - ADR	26,855	166,770
Nissan Motor Co. Ltd. - ADR (c)	12,191	241,808
PACCAR, Inc.	9,145	569,093
Renault SA - ADR	2,981	57,563
Spirit AeroSystems Holdings, Inc. (c)	15,570	1,318,935
Subaru Corp. - ADR	333,970	5,089,703
Tata Motors Ltd. - ADR (a)	10,643	222,226
Tenneco, Inc.	15,550	686,999
Thor Industries, Inc.	6,491	601,067
United Technologies Corp.	10,341	1,290,764
Visteon Corp. (a)(c)	6,720	839,731
Volkswagen AG - ADR	4,600	171,166
		23,362,415
Truck Transportation - 0.17%
DSV A/S - ADR (c)	4,050	168,784
Knight-Swift Transportation Holdings, Inc. (c)	17,177	698,760
Old Dominion Freight Lines, Inc. (c)	2,800	436,688
		1,304,232
Utilities - 1.65%
Ameren Corp.	8,096	479,202
American Electric Power Co., Inc.	10,188	692,275
CenterPoint Energy, Inc.	19,335	505,224
Cheniere Energy, Inc. (a)	11,107	739,948
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	5,058	34,748
CLP Holdings Ltd. - ADR	52,258	551,583
Consolidated Edison, Inc.	9,210	706,683
E.ON SE - ADR	6,585	69,966
Edison International	6,855	426,107
Empresa Distribuidora Y Comercializadora Norte - ADR (a)(c)	2,261	100,750
Enagas SA - ADR	4,376	58,354
Enel Americas SA - ADR	10,689	103,470
Enel Chile SA - ADR	29,027	155,004
Enel Generacion Chile SA - ADR	5,178	112,984
Enel SpA - ADR	28,033	154,041
Engie SA - ADR	8,618	136,423
Entergy Corp.	5,406	437,399
Eversource Energy	9,046	516,346
Exelon Corp.	19,236	796,178
Great Plains Energy, Inc.	15,945	541,173
Hong Kong & China Gas Co. Ltd. - ADR	100,760	221,168
Korea Electric Power Corp. - ADR (c)	13,341	202,783
NorthWestern Corp.	17,870	973,557
Pampa Energia SA - ADR (a)	1,853	88,388
PG&E Corp. (a)	8,594	372,378
Pinnacle West Capital Corp.	6,304	501,861
PPL Corp.	16,066	438,923
Red Electrica Corp SA - ADR	3,986	38,804
Spire, Inc.	13,720	977,551
SSE PLC - ADR	8,467	156,301
Terna Rete Elettrica Nazionale SpA - ADR	2,840	45,639
Ultrapar Participacoes SA - ADR	6,924	92,920
United Utilities Group PLC - ADR	3,301	68,694
Westar Energy, Inc.	8,998	510,187
Xcel Energy, Inc.	16,439	748,303
		12,755,315
Waste Management and Remediation Services - 0.39%
Casella Waste Systems, Inc. (a)	33,338	786,110
Republic Sevices, Inc.	16,538	1,115,157

US Ecology, Inc.	16,790	1,017,474
Veolia Environnement SA - ADR	4,159	94,555
		3,013,296
Water Transportation - 0.27%
Carnival Corp. (b)	22,824	1,421,478
Carnival PLC - ADR (c)	2,722	174,562
Royal Caribbean Cruises Ltd. (b)	4,918	516,292
		2,112,332
Wholesale Electronic Markets and Agents and Brokers - 0.11%
Genuine Parts Co. (c)	8,972	814,568
TOTAL COMMON STOCKS (Cost $612,959,924)		724,766,709

PREFERRED STOCKS - 0.22%
Air Transportation - 0.01%
Gol Linhas Aereas Inteligentes SA - ADR (a)	6,165	43,463
Chemical Manufacturing - 0.04%
Braskem SA - ADR	4,138	99,105
Henkel AG & Co. KGaA - ADR	1,520	188,085
		287,190
Credit Intermediation and Related Activities - 0.07%
Bancolombia SA - ADR	11,190	518,992
Machinery Manufacturing - 0.02%
FUCHS PETROLUB SE - ADR	10,801	141,763
Management of Companies and Enterprises - 0.01%
Azul SA - ADR (a)	4,097	87,594
Oil and Gas Extraction - 0.03%
Surgutneftegas OJSC - ADR	54,385	271,925
Transportation Equipment Manufacturing - 0.04%
Porsche Automobil Holding SE - ADR	16,925	124,314
Volkswagen AG - ADR	5,728	215,603
		339,917
Utilities - 0.00%
Cia Paranaense de Energia - ADR	4,070	25,478
TOTAL PREFERRED STOCKS (Cost $1,634,100)		1,716,322

EXCHANGE-TRADED FUNDS - 2.05%
iShares MSCI EAFE ETF	52,870	3,669,178
iShares Russell 1000 ETF (c)	63,440	9,581,343
iShares Russell 2000 ETF	1,000	162,770
Vanguard FTSE Emerging Markets ETF	54,696	2,439,989
TOTAL EXCHANGE-TRADED FUNDS (Cost $15,352,602)		15,853,280

REAL ESTATE INVESTMENT TRUSTS - 2.05%
Alexandria Real Estate Equities, Inc. (c)	2,486	310,551
American Homes 4 Rent	16,196	322,624
American Tower Corp.	4,584	634,288
Armada Hoffler Properties, Inc.	20,725	298,440
AvalonBay Communities, Inc.	1,622	268,506
Camden Property Trust	2,964	260,832
CoreSite Realty Corp.	2,607	276,759
Cousins Properties, Inc.	26,670	251,231
CubeSmart	7,929	241,835
Digital Realty Trust, Inc.	2,168	233,017
Duke Realty Corp.	13,601	382,460
EastGroup Properties, Inc.	6,985	651,212
Equinix, Inc.	868	344,466
Equity LifeStyle Properties, Inc.	3,334	303,061
Equity Residential	12,442	796,164
Essex Property Trust, Inc.	1,657	396,073
Extra Space Storage, Inc. (c)	3,096	297,990
First Industrial Realty Trust, Inc.	30,200	994,486
Gramercy Property Trust	28,301	780,259
Invitation Homes, Inc.	18,516	407,537
Kimco Realty Corp. (c)	13,717	212,065
Kite Realty Group Trust	48,228	756,697
Lamar Advertising Co. (c)	5,310	367,558
Life Storage, Inc.	2,387	220,845
Mack-Cali Realty Corp.	33,500	662,295
Mid-America Apartment Communities, Inc.	2,424	226,789
Park Hotels & Resorts, Inc.	10,261	330,609
Pebblebrook Hotel Trust (c)	20,945	854,975
Prologis, Inc.	6,695	430,823
Ramco-Gershenson Properties Trust	69,205	851,222
SBA Communications Corp. (a)	2,357	372,571
SL Green Realty Corp.	4,827	470,729
UDR, Inc.	9,128	332,898
Ventas, Inc.	8,308	454,115
Welltower, Inc.	6,248	360,197
Weyerhaeuser Co. (c)	13,195	492,569
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $15,590,993)		15,848,748

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.56%
Money Market Fund - 13.56%
Mount Vernon Liquid Assets Portfolio, LLC, 2.020% (d)	104,750,876	104,750,876
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $104,750,876)		104,750,876

SHORT-TERM INVESTMENTS - 1.83%
Fidelity Institutional Government Portfolio, Class I, 1.640% (d)	14,129,471	14,129,471
TOTAL SHORT-TERM INVESTMENTS (Cost $14,129,471)		14,129,471

Total Investments (Cost $764,417,966) - 113.54%		877,065,406
Liabilities in Excess of Other Assets - (13.54)%		(104,564,060)
TOTAL NET ASSETS - 100.00%		$772,501,346

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or portion of this security is out on loan as of May 31, 2018. Total value of securities out on loan is $101,450,004.
(d)	The rate shown represents the 7-day yield at May 31, 2018.

Abbreviations
AB	Aktiebolag is a Swedish term for a stock company.
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
A/S	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
ASA	Allmennaksjeselskap is a Norwegian term for a stock company.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtio is a Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a publicly traded company.
SAB de CV	Sociedad Anonima de Capital Variable is a Spanish term for an SA with variable capital.
SpA	Soicieta per Azioni is an Italian term for limited share company.

The accompanying notes are an integral part of these schedule of investments.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Each of the PMC Funds (the “Funds”) represents a distinct series with its own investment objectives and policies within the Trust.  The investment objective of the Core Fixed Income Fund is to provide current income consistent with low volatility of principal.  The investment objective of the Diversified Equity Fund is long-term capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Core Fixed Income Fund became effective and commenced operations on September 28, 2007.  The Diversified Equity Fund became effective and commenced operations on August 26, 2009.  Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Envestnet Asset Management, Inc. (the “Adviser”), the Funds' investment adviser.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or at the latest price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service ("Pricing Service")).

Debt securities are valued in accordance with prices supplied by a Pricing Service.  A Pricing Service may use the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service as well as market transactions and dealer quotations may provide a price determined by a matrix pricing method or other analytical pricing models.  Any discount or premium is accreted or amortized over the expected life of the respective security.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund's NAV is calculated (such as a significant surge or decline in the U.S. or other markets) could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  To the extent that such events are significant, a Fund will value foreign securities at fair value, taking into account such events in calculating the NAV.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time the NAV is calculated.  The Adviser anticipates that a Fund's portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Funds may use certain options, futures and forwards contracts (collectively, "Derivative Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

Futures contracts are valued at the last settlement price at the close of trading on the relevant exchange or board of trade.  Futures contracts for which reliable market quotations are not readily available shall be valued at a price, supplied by a Pricing Service approved by the Trust's Board of Trustees (the "Board") which is in the opinion of such Pricing Service representative of the market value of such positions at the time of determination of the NAV, it being the opinion of the Board that the valuations supplied by such Pricing Service accurately reflect the fair value of such position.

Forward foreign currency contracts are valued at the mean between the bid and ask prices.

If market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.   The Board will regularly evaluate whether the Funds' fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through application of such procedures by the Trust's valuation committee.

The Funds has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of May 31, 2018.

Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$37,023,071	$-	$37,023,071
Corporate Bonds	-	82,435,139	-	82,435,139
Foreign Corporate Bonds	-	37,297,838	-	37,297,838
Foreign Government Agency Issues	-	3,030,944	-	3,030,944
Foreign Government Notes/Bonds	-	21,039,408	-	21,039,408
Non-Agency Mortgage Backed Securities	-	19,353,473	-	19,353,473
Agency Mortgage Backed Securities	-	74,254,818	-	74,254,818
Municipal Bonds	-	1,052,338	-	1,052,338
U.S. Government Agency Issues	-	615,252	-	615,252
U.S. Government Notes/Bonds	-	100,659,132	-	100,659,132
Total Fixed Income Securities	-	376,761,413	-	376,761,413
Exchange-Traded Funds	3,956,289	-	-	3,956,289
Investments Purchased with Proceeds from Securities Lending	85,897,904	-	-	85,897,904
Short-Term Investments	3,227,873	-	-	3,227,873
Total Investments in Securities	$93,082,066	$376,761,413	$-	$469,843,479

Other Financial Instruments:
Futures Contracts*	(144,467)	-	-	(144,467)
Total Other Financial Instruments	$(144,467)	$-	$-	$(144,467)

* Futures are derivative instruments reflected in the Schedule of Open Futures Contracts. This amount represents net unrealized appreciation of $192,447 and unrealized depreciation of $336,914.

Diversified Equity Fund

	Level 1 (1)	Level 2 (1)	Level 3	Total
Assets:
Equity
Common Stocks*	$724,624,673	$142,036	$-	$724,766,709
Preferred Stocks	1,716,322	-	-	1,716,322
Exchange-Traded Funds	15,853,280	-	-	15,853,280
Real Estate Investment Trusts	15,848,748	-	-	15,848,748
Total Equity	758,043,023	142,036	-	758,185,059
Investments Purchased with Proceeds from Securities Lending	104,750,876	-	-	104,750,876
Short-Term Investments	14,129,471	-	-	14,129,471
Total Investments in Securities	$876,923,370	$142,036	$-	$877,065,406

* For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Funds measure Level 3 activity as of the beginning and end of the fiscal period.  For the period ended May 31, 2018 the Funds did not have significant unobservable inputs (Level 3 securities) used in determining fair value.  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Transfers between Levels are recognized as of the beginning and end of the fiscal year. Transfers between Level 1 and Level 2 resulted from securities pricing from either a market closing price to the mean of the bid and ask or securities pricing from the mean of the bid and ask to the market closing price.

Diversified Equity Fund
Transfers into Level 1	$669,232
Transfers out of Level 1	-
Net transfers in and/or out of Level 1	$669,232

Transfers into Level 2	$-
Transfers out of Level 2	(669,232)
Net transfers in and/or out of Level 2	$(669,232)

(1) Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

Disclosures about Derivative Instruments and Hedging Activities

Core Fixed Income Fund

The Fund invested in derivative instruments such as purchased options, written options, futures and forward contracts during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2018 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Interest Rate Contracts - Futures	Assets- Unrealized appreciation*	$ 192,447	Assets- Unrealized depreciation*	336,914
Total		$ 192,447		$ 336,914

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Open Futures Contracts.  Only the current days variation margin is reflected in the Statement of Assets and Liabilities.

The effect of derivative instruments on income for the period September 1, 2017 through May 31, 2018 was as follows:

Amount of Realized Loss on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Purchased Options	Total
Interest Rate Contracts	$(322,083)	$(7,440)	$(329,523)
Total	$(322,083)	$(7,440)	$(329,523)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Purchased Options	Total
Interest Rate Contracts	$58,350	$10,288	$68,638
Total	$58,350	$10,288	$68,638

Diversified Equity Fund

The Diversified Equity Fund did not hold derivative instruments during the period ended May 31, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*/s/ John Buckel
John Buckel, President

Date  7/16/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
John Buckel, President

Date 7/16/18

By (Signature and Title)*/s/ Jennifer Lima
    Jennifer Lima, Treasurer

Date 7/16/18

* Print the name and title of each signing officer under his or her signature.